UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

July 31, 2020

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Pandemic Altered Economic, Market Courses

Broad market sentiment was generally upbeat through mid-February 2020. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs, and global risk assets largely remained in favor.

Beginning in late February, unprecedented turmoil quickly quashed the optimistic tone. COVID-19 rapidly spread worldwide, halting most U.S. and global economic activity and triggering a worldwide recession. Stocks and other riskier assets sold off sharply as investors fled to U.S. Treasuries and other perceived safe-haven investments. Central banks and federal governments stepped in quickly and aggressively to stabilize global markets. These extraordinary efforts helped launch a broad rebound among risk assets beginning in April, despite weak economic and corporate earnings data. Declining coronavirus infection and death rates in many regions and the reopening of economies also helped fuel the recovery.

Overall, global stocks delivered mixed results for the 12-month period. In general, U.S. stocks overcame the effects of the early 2020 sell-off to deliver a solid return. U.S. stocks generally fared better than non-U.S. stocks, and the growth style significantly outperformed value stocks. U.S. and global bonds rallied, too, as yields declined sharply for the reporting period.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. We remain hopeful medical researchers will uncover effective COVID-19 treatments and potentially develop a vaccine. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet these current challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative
Investor Class	AONIX	6.56%	4.59%	4.88%	—	9/30/04
R Class	AORHX	6.11%	4.08%	—	3.58%	3/20/15
One Choice Portfolio: Conservative
Investor Class	AOCIX	7.95%	5.44%	6.65%	—	9/30/04
R Class	AORSX	7.42%	4.92%	—	4.37%	3/20/15
One Choice Portfolio: Moderate
Investor Class	AOMIX	8.86%	6.41%	8.16%	—	9/30/04
R Class	AORMX	8.32%	5.88%	—	5.29%	3/20/15
One Choice Portfolio: Aggressive
Investor Class	AOGIX	9.12%	7.14%	9.36%	—	9/30/04
R Class	AORYX	8.60%	6.59%	—	5.97%	3/20/15
One Choice Portfolio: Very Aggressive
Investor Class	AOVIX	9.61%	7.77%	10.43%	—	9/30/04
R Class	AORVX	9.11%	7.24%	—	6.57%	3/20/15
Russell 3000 Index	—	10.93%	10.87%	13.58%	—	—
Bloomberg Barclays U.S. Aggregate Bond Index	—	10.12%	4.46%	3.87%	—	—
Average annual returns since inception are presented when ten years of performance history is not available.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Conservative
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $16,103

Russell 3000 Index — $35,752

Bloomberg Barclays U.S. Aggregate Bond Index — $14,616

Growth of $10,000 Over 10 Years of One Choice Portfolio: Conservative
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $19,044

Russell 3000 Index — $35,752

Bloomberg Barclays U.S. Aggregate Bond Index — $14,616

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Growth of $10,000 Over 10 Years of One Choice Portfolio: Moderate
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $21,927

Russell 3000 Index — $35,752

Bloomberg Barclays U.S. Aggregate Bond Index — $14,616

Growth of $10,000 Over 10 Years of One Choice Portfolio: Aggressive
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $24,477

Russell 3000 Index — $35,752

Bloomberg Barclays U.S. Aggregate Bond Index — $14,616

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
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Growth of $10,000 Over 10 Years of One Choice Portfolio: Very Aggressive
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $27,000

Russell 3000 Index — $35,752

Bloomberg Barclays U.S. Aggregate Bond Index — $14,616

Total Annual Fund Operating Expenses
	Investor Class	R Class
One Choice Portfolio: Very Conservative	0.71%	1.21%
One Choice Portfolio: Conservative	0.81%	1.31%
One Choice Portfolio: Moderate	0.90%	1.40%
One Choice Portfolio: Aggressive	0.97%	1.47%
One Choice Portfolio: Very Aggressive	1.06%	1.56%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.
6

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean, Vidya Rajappa and Brian Garbe

Effective April 2020, Brian Garbe joined the portfolio management team.

Performance Summary

For the fiscal year ended July 31, 2020, returns of the One Choice® Target Risk Portfolios ranged from 6.56%* for One Choice Portfolio: Very Conservative to 9.61% for One Choice Portfolio: Very Aggressive (see pages 3-6 for more detailed performance information). Performance for the 12 months benefited from exposure to U.S. equity markets. Large-cap, growth-oriented investments performed particularly well. U.S. bonds also provided a significant tailwind to absolute returns, due in part to periods of high demand for safe-haven assets and falling rates the latter half of the period. Non-U.S. equity allocations made strong contributions in some areas of the market, and non-U.S. bond allocations also provided a small lift to absolute results. However, the period exhibited a strong growth bias, challenging many value managers, which delivered negative absolute results during the period in both the U.S. and non-U.S. spaces.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

The first several months of the fiscal year yielded muted returns across major global indices. Concerns over slowing global growth quelled investor risk appetites during the summer of 2019. However, the U.S. Federal Reserve (the Fed) worked to reassure investors by cutting rates twice early in the period. Equity markets sprang to life, and stock prices generally increased through the end of 2019 as investor optimism over future economic growth prospects dominated. In early 2020, COVID-19 began to spread across the globe, even as the U.S. equity markets surged to record highs. Countries which experienced the first outbreaks such as China, other areas of the Pacific Rim and Europe, saw their markets dip first. In February 2020, U.S. stock prices plunged as concerns over business viability amid lockdown procedures caused investors to pull back. By late March, historic monetary and fiscal stimulus efforts set stocks on an upward trend that lasted throughout the remainder of the period. The recovery was much more dramatic for some areas of the market than others; nevertheless, broad stock indices finished the period in the neighborhood of record highs.

In a period that saw the spread of a global pandemic and the first recession and bear market in the U.S. in a decade, global equity markets produced mixed results. Some major indices within the U.S. gained. Meanwhile, several non-U.S. markets lost ground. In the U.S., large-cap companies drastically outperformed their mid- and small-cap counterparts, and growth beat value across stocks of all sizes, according to the Russell family of indices. Value indices posted losses for the period, as did both value and growth oriented small-cap stocks. Developed non-U.S. stocks mildly underperformed emerging markets, but both trailed U.S. equities. For the year, the S&P 500 Index’s gain of 11.96% outpaced the 6.55% gain of the MSCI Emerging Markets Index and the -1.67% loss of the MSCI EAFE Index.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See page 3 for returns for all share classes.
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Within fixed-income markets, the Fed cut rates several times during the period, although for different reasons in 2019 than in 2020. In 2019, as concerns over slowing global growth mounted, the Fed cut the overnight lending rate by 25 basis points in both September and October. This worked to support equity market valuations and stoke risk appetite among investors. The yield curve began a steepening trend that lasted through most of 2019. However, as concerns over COVID-19 began to emerge, a flight to quality ensued, and rates began to fall again early in 2020. March brought heightened volatility and spread widening among risk assets, as much of the U.S. began lockdown procedures. The Fed and U.S. government worked together to support markets and provide stimulus. The Fed cut rates drastically twice in March, pushing the overnight lending rate near zero. Furthermore, a disruption in the price of oil due to demand shock and a disagreement between Saudi Arabia and Russia helped to imperil high-yield debt valuations. Energy bonds make up one of the largest sectors of the high-yield market, a much larger proportion than in equity markets. Ultimately, the market stabilized when the Fed began buying large amounts of investment-grade debt and investors looked ahead to an economic recovery. For the period, the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index gained 4.07%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 10.12% and the Bloomberg Barclays Global Aggregate Bond Index (Unhedged) returned 7.85%.

Portfolio Performance

Each One Choice Target Risk Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 9 for the specific underlying fund allocations for each portfolio.)

Most U.S. equity holdings across the Portfolios generated positive absolute returns, with the exception of the value-oriented and some small company funds. Large-cap, growth-oriented funds generally contributed most to performance. In Portfolios which held them, Focused Dynamic Growth Fund and NT Disciplined Growth Fund were among the top absolute contributors to gains. Several non-U.S. holdings bolstered absolute results, such as NT International Small-Mid Cap Fund and NT Emerging Markets Fund. Bond holdings also worked to support absolute performance. One of the largest contributors was Inflation-Adjusted Bond Fund. On a relative basis, Focused Dynamic Growth Fund was the largest contributor in Portfolios that held it, beating its benchmark by just under 20 percentage points. NT International Small-Mid Cap Fund and NT Global Real Estate Fund were also sizable outperformers. However, not all managers beat their respective indices for the period. Non-U.S. Intrinsic Value Fund lagged its benchmark by the widest margin.

Portfolio Strategy

The net effects of the tactical allocation decisions were positive across all Portfolios. Security selection decisions also provided a net positive in all but Very Conservative. The key tactical trade was an overweight position in U.S. stocks during the 12 months, which performed best among the broad asset classes. Positive security selection results were most pronounced among both U.S. and non-U.S. growth managers.

A Look Ahead

While the market continues to price in a V-shaped recovery, we see the long-term economic effects of COVID-19 as highly uncertain. As a result, we are sticking to our strategic allocation targets and are neutral to stocks versus bonds. Within equities, we continue to favor U.S. over non-U.S. developed markets and growth over value, as well as an overweight to real estate investment trusts, which we believe offer compelling yields and valuations.

8

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2020
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Equity Growth Fund	2.2%	3.4%	4.4%	4.9%	4.3%
Focused Dynamic Growth Fund	—	—	1.9%	4.8%	6.3%
Growth Fund	3.4%	5.7%	6.7%	8.8%	10.9%
Heritage Fund	1.4%	2.9%	5.2%	7.3%	8.9%
Large Company Value Fund	5.6%	6.6%	7.7%	10.5%	11.0%
Mid Cap Value Fund	4.2%	5.3%	5.8%	6.7%	7.5%
NT Disciplined Growth Fund	1.7%	2.7%	2.0%	—	—
Real Estate Fund	2.5%	—	—	—	—
Small Cap Growth Fund	0.6%	0.9%	1.4%	1.8%	2.8%
Small Cap Value Fund	0.5%	0.8%	1.2%	1.5%	2.6%
Sustainable Equity Fund	4.4%	6.4%	9.0%	9.6%	10.3%
Emerging Markets Fund	—	—	4.1%	5.8%	8.8%
International Growth Fund	—	4.1%	5.6%	6.7%	9.6%
Non-U.S. Intrinsic Value Fund	—	—	2.3%	3.4%	5.6%
NT Global Real Estate Fund	—	2.3%	2.7%	3.0%	2.9%
NT International Small-Mid Cap Fund	—	1.1%	2.2%	2.7%	5.3%
NT International Value Fund	—	4.3%	3.4%	3.1%	3.2%
Total Equity	26.5%	46.5%	65.6%	80.6%	100.0%
Fixed Income
Diversified Bond Fund	19.4%	19.4%	13.4%	6.0%	—
Inflation-Adjusted Bond Fund	10.0%	7.0%	5.0%	2.8%	—
NT High Income Fund	2.0%	2.0%	2.5%	4.4%	—
Short Duration Fund	6.9%	—	—	—	—
Short Duration Inflation Protection Bond Fund	12.9%	4.9%	1.0%	1.0%	—
Emerging Markets Debt Fund	1.5%	2.0%	2.0%	1.5%	—
Global Bond Fund	7.9%	6.9%	4.9%	2.8%	—
International Bond Fund	7.0%	5.6%	2.0%	—	—
Total Fixed Income	67.6%	47.8%	30.8%	18.5%	—
U.S. Government Money Market Fund	5.9%	5.7%	3.6%	0.9%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—
(1)Underlying fund investments represent Investor Class.
(2)Category is less than 0.05% of total net assets.
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Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
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	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/20 - 7/31/20	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,027.10	$0.00	0.00%(3)	$3.58	0.71%
R Class	$1,000	$1,024.70	$2.52	0.50%	$6.09	1.21%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$3.57	0.71%
R Class	$1,000	$1,022.38	$2.51	0.50%	$6.07	1.21%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,031.90	$0.00	0.00%(3)	$4.04	0.80%
R Class	$1,000	$1,029.50	$2.52	0.50%	$6.56	1.30%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$4.02	0.80%
R Class	$1,000	$1,022.38	$2.51	0.50%	$6.52	1.30%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,033.70	$0.00	0.00%(3)	$4.45	0.88%
R Class	$1,000	$1,031.30	$2.53	0.50%	$6.97	1.38%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$4.42	0.88%
R Class	$1,000	$1,022.38	$2.51	0.50%	$6.92	1.38%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,029.80	$0.00	0.00%(3)	$4.74	0.94%
R Class	$1,000	$1,026.60	$2.52	0.50%	$7.26	1.44%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$4.72	0.94%
R Class	$1,000	$1,022.38	$2.51	0.50%	$7.22	1.44%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,027.90	$0.00	0.00%(3)	$5.24	1.04%
R Class	$1,000	$1,025.60	$2.52	0.50%	$7.76	1.54%
Hypothetical
Investor Class	$1,000	$1,024.86	$0.00	0.00%(3)	$5.22	1.04%
R Class	$1,000	$1,022.38	$2.51	0.50%	$7.72	1.54%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.
(2)Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.
(3)Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

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Schedules of Investments

JULY 31, 2020

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 51.2%
Diversified Bond Fund Investor Class	7,671,633	$89,374,523
Inflation-Adjusted Bond Fund Investor Class	3,706,668	45,851,483
NT High Income Fund Investor Class	981,310	9,126,183
Short Duration Fund Investor Class	3,072,825	31,834,468
Short Duration Inflation Protection Bond Fund Investor Class	5,699,837	59,506,293
		235,692,950
Domestic Equity Funds — 26.5%
Equity Growth Fund Investor Class	318,623	10,176,829
Growth Fund Investor Class	377,083	15,750,769
Heritage Fund Investor Class	270,615	6,381,106
Large Company Value Fund Investor Class	2,678,892	26,038,834
Mid Cap Value Fund Investor Class	1,300,750	19,186,061
NT Disciplined Growth Fund Investor Class	502,960	7,634,931
Real Estate Fund Investor Class	443,205	11,554,365
Small Cap Growth Fund Investor Class	140,463	2,849,988
Small Cap Value Fund Investor Class	388,795	2,472,737
Sustainable Equity Fund Investor Class	606,150	20,306,010
		122,351,630
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	658,429	6,788,399
Global Bond Fund Investor Class	3,499,009	36,389,691
International Bond Fund Investor Class(2)	2,383,036	32,266,303
		75,444,393
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	27,185,474	27,185,474
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $405,293,356)		460,674,447
OTHER ASSETS AND LIABILITIES†		24,513
TOTAL NET ASSETS — 100.0%		$460,698,960

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
12

JULY 31, 2020

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.7%
Equity Growth Fund Investor Class	1,313,392	$41,949,740
Growth Fund Investor Class	1,694,249	70,768,771
Heritage Fund Investor Class	1,544,810	36,426,616
Large Company Value Fund Investor Class	8,441,791	82,054,212
Mid Cap Value Fund Investor Class	4,517,223	66,629,038
NT Disciplined Growth Fund Investor Class	2,223,561	33,753,656
Small Cap Growth Fund Investor Class	544,613	11,050,194
Small Cap Value Fund Investor Class	1,496,032	9,514,765
Sustainable Equity Fund Investor Class	2,403,870	80,529,649
		432,676,641
Domestic Fixed Income Funds — 33.3%
Diversified Bond Fund Investor Class	20,806,410	242,394,676
Inflation-Adjusted Bond Fund Investor Class	7,043,427	87,127,196
NT High Income Fund Investor Class	2,688,128	24,999,586
Short Duration Inflation Protection Bond Fund Investor Class	5,855,029	61,126,502
		415,647,960
International Fixed Income Funds — 14.5%
Emerging Markets Debt Fund Investor Class	2,412,136	24,869,119
Global Bond Fund Investor Class	8,266,205	85,968,532
International Bond Fund Investor Class(2)	5,124,442	69,384,946
		180,222,597
International Equity Funds — 11.8%
International Growth Fund Investor Class	3,824,506	51,095,401
NT Global Real Estate Fund Investor Class	2,847,464	28,759,382
NT International Small-Mid Cap Fund Investor Class	1,190,404	13,570,604
NT International Value Fund Investor Class	6,499,817	53,623,488
		147,048,875
Money Market Funds — 5.7%
U.S. Government Money Market Fund Investor Class	71,302,483	71,302,483
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,070,529,591)		1,246,898,556
OTHER ASSETS AND LIABILITIES†		(2,083)
TOTAL NET ASSETS — 100.0%		$1,246,896,473

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

13

JULY 31, 2020

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.3%
Equity Growth Fund Investor Class	2,529,850	$80,803,412
Focused Dynamic Growth Fund Investor Class(2)	814,588	35,858,148
Growth Fund Investor Class	2,961,019	123,681,765
Heritage Fund Investor Class	4,059,036	95,712,068
Large Company Value Fund Investor Class	14,578,505	141,703,071
Mid Cap Value Fund Investor Class	7,177,886	105,873,819
NT Disciplined Growth Fund Investor Class	2,368,357	35,951,658
Small Cap Growth Fund Investor Class	1,293,761	26,250,416
Small Cap Value Fund Investor Class	3,487,743	22,182,048
Sustainable Equity Fund Investor Class	4,929,476	165,137,436
		833,153,841
Domestic Fixed Income Funds — 21.9%
Diversified Bond Fund Investor Class	21,174,036	246,677,518
Inflation-Adjusted Bond Fund Investor Class	7,375,029	91,229,107
NT High Income Fund Investor Class	4,951,382	46,047,853
Short Duration Inflation Protection Bond Fund Investor Class	1,749,874	18,268,686
		402,223,164
International Equity Funds — 20.3%
Emerging Markets Fund Investor Class	6,254,680	76,307,099
International Growth Fund Investor Class	7,682,209	102,634,316
Non-U.S. Intrinsic Value Fund Investor Class	5,430,314	42,084,933
NT Global Real Estate Fund Investor Class	4,930,584	49,798,894
NT International Small-Mid Cap Fund Investor Class	3,472,368	39,584,993
NT International Value Fund Investor Class	7,508,088	61,941,722
		372,351,957
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund Investor Class	3,554,005	36,641,795
Global Bond Fund Investor Class	8,663,960	90,105,188
International Bond Fund Investor Class(2)	2,748,612	37,216,204
		163,963,187
Money Market Funds — 3.6%
U.S. Government Money Market Fund Investor Class	66,278,441	66,278,441
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,509,267,485)		1,837,970,590
OTHER ASSETS AND LIABILITIES†		(66,958)
TOTAL NET ASSETS — 100.0%		$1,837,903,632

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
14

JULY 31, 2020

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.9%
Equity Growth Fund Investor Class	1,365,990	$43,629,719
Focused Dynamic Growth Fund Investor Class(2)	968,088	42,615,245
Growth Fund Investor Class	1,869,865	78,104,249
Heritage Fund Investor Class	2,758,840	65,053,455
Large Company Value Fund Investor Class	9,545,887	92,786,020
Mid Cap Value Fund Investor Class	4,018,088	59,266,802
Small Cap Growth Fund Investor Class	775,284	15,730,517
Small Cap Value Fund Investor Class	2,135,166	13,579,657
Sustainable Equity Fund Investor Class	2,529,991	84,754,693
		495,520,357
International Equity Funds — 24.7%
Emerging Markets Fund Investor Class	4,199,872	51,238,441
International Growth Fund Investor Class	4,430,098	59,186,107
Non-U.S. Intrinsic Value Fund Investor Class	3,906,268	30,273,578
NT Global Real Estate Fund Investor Class	2,585,841	26,116,998
NT International Small-Mid Cap Fund Investor Class	2,128,786	24,268,158
NT International Value Fund Investor Class	3,343,296	27,582,196
		218,665,478
Domestic Fixed Income Funds — 14.2%
Diversified Bond Fund Investor Class	4,565,976	53,193,617
Inflation-Adjusted Bond Fund Investor Class	2,042,759	25,268,928
NT High Income Fund Investor Class	4,176,366	38,840,204
Short Duration Inflation Protection Bond Fund Investor Class	821,579	8,577,288
		125,880,037
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,249,703	12,884,438
Global Bond Fund Investor Class	2,415,785	25,124,161
		38,008,599
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	8,367,829	8,367,829
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $688,359,638)		886,442,300
OTHER ASSETS AND LIABILITIES†		(67,785)
TOTAL NET ASSETS — 100.0%		$886,374,515

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.
15

JULY 31, 2020

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.6%
Equity Growth Fund Investor Class	416,753	$13,311,102
Focused Dynamic Growth Fund Investor Class(2)	442,899	19,496,400
Growth Fund Investor Class	798,999	33,374,208
Heritage Fund Investor Class	1,156,743	27,275,992
Large Company Value Fund Investor Class	3,469,490	33,723,445
Mid Cap Value Fund Investor Class	1,571,446	23,178,832
Small Cap Growth Fund Investor Class	428,176	8,687,691
Small Cap Value Fund Investor Class	1,271,902	8,089,295
Sustainable Equity Fund Investor Class	947,651	31,746,302
		198,883,267
International Equity Funds — 35.4%
Emerging Markets Fund Investor Class	2,220,086	27,085,053
International Growth Fund Investor Class	2,206,969	29,485,110
Non-U.S. Intrinsic Value Fund Investor Class	2,219,297	17,199,553
NT Global Real Estate Fund Investor Class	897,111	9,060,817
NT International Small-Mid Cap Fund Investor Class	1,424,640	16,240,893
NT International Value Fund Investor Class	1,177,133	9,711,348
		108,782,774
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $231,251,098)		307,666,041
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$307,666,041

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

16

Statements of Assets and Liabilities

JULY 31, 2020
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $405,293,356, $1,070,529,591 and $1,509,267,485, respectively)	$460,674,447	$1,246,898,556	$1,837,970,590
Receivable for investments sold	189,468	244,151	228,884
Receivable for capital shares sold	228,337	59,012	282,850
Distributions receivable from affiliates	208,234	493,817	638,622
	461,300,486	1,247,695,536	1,839,120,946

Liabilities
Disbursements in excess of demand deposit cash	25,000	—	—
Payable for investments purchased	208,722	495,371	640,971
Payable for capital shares redeemed	367,272	303,137	574,566
Distribution and service fees payable	532	555	1,777
	601,526	799,063	1,217,314

Net Assets	$460,698,960	$1,246,896,473	$1,837,903,632

Net Assets Consist of:
Capital (par value and paid-in surplus)	$406,453,305	$1,046,470,311	$1,446,848,562
Distributable earnings	54,245,655	200,426,162	391,055,070
	$460,698,960	$1,246,896,473	$1,837,903,632

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$459,433,621	36,637,427	$12.54
R Class, $0.01 Par Value	$1,265,339	100,850	$12.55
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,245,493,486	87,969,009	$14.16
R Class, $0.01 Par Value	$1,402,987	99,137	$14.15
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,833,677,921	114,548,913	$16.01
R Class, $0.01 Par Value	$4,225,711	264,105	$16.00

See Notes to Financial Statements.
17

JULY 31, 2020
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $688,359,638 and $231,251,098, respectively)	$886,442,300	$307,666,041
Receivable for investments sold	235,889	187,558
Receivable for capital shares sold	85,530	79,845
Distributions receivable from affiliates	295,601	—
	887,059,320	307,933,444

Liabilities
Payable for investments purchased	296,623	—
Payable for capital shares redeemed	386,727	266,190
Distribution and service fees payable	1,455	1,213
	684,805	267,403

Net Assets	$886,374,515	$307,666,041

Net Assets Consist of:
Capital (par value and paid-in surplus)	$652,023,138	$220,771,771
Distributable earnings	234,351,377	86,894,270
	$886,374,515	$307,666,041

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$882,822,482	54,375,603	$16.24
R Class, $0.01 Par Value	$3,552,033	219,099	$16.21
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$304,714,300	16,861,314	$18.07
R Class, $0.01 Par Value	$2,951,741	163,541	$18.05

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2020
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$7,516,531	$20,065,709	$28,833,778

Expenses:
Distribution and service fees - R Class	4,760	5,119	19,761
Directors' fees and expenses	14,315	40,440	60,161
Other expenses	65	354	52
	19,140	45,913	79,974

Net investment income (loss)	7,497,391	20,019,796	28,753,804

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	7,398,330	29,917,501	78,482,744
Capital gain distributions received from underlying funds	3,740,585	15,924,032	32,896,248
	11,138,915	45,841,533	111,378,992

Change in net unrealized appreciation (depreciation) on investments in underlying funds	8,534,805	22,858,567	6,697,868

Net realized and unrealized gain (loss) on affiliates	19,673,720	68,700,100	118,076,860

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,171,111	$88,719,896	$146,830,664

See Notes to Financial Statements.
19

YEAR ENDED JULY 31, 2020
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$13,924,405	$3,598,743

Expenses:
Distribution and service fees - R Class	15,306	12,182
Directors' fees and expenses	30,337	9,802
Other expenses	421	155
	46,064	22,139

Net investment income (loss)	13,878,341	3,576,604

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	84,376,262	20,199,032
Capital gain distributions received from underlying funds	19,355,732	7,846,358
	103,731,994	28,045,390

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(58,178,753)	(5,149,277)

Net realized and unrealized gain (loss) on affiliates	45,553,241	22,896,113

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,431,582	$26,472,717

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$7,497,391	$10,455,179	$20,019,796	$30,317,295
Net realized gain (loss)	11,138,915	7,404,398	45,841,533	35,631,382
Change in net unrealized appreciation (depreciation)	8,534,805	3,413,743	22,858,567	(16,622,003)
Net increase (decrease) in net assets resulting from operations	27,171,111	21,273,320	88,719,896	49,326,674

Distributions to Shareholders
From earnings:
Investor Class	(15,252,884)	(16,343,203)	(58,361,840)	(61,114,972)
R Class	(27,164)	(15,999)	(41,650)	(30,536)
Decrease in net assets from distributions	(15,280,048)	(16,359,202)	(58,403,490)	(61,145,508)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,272,721	(18,331,163)	(24,691,769)	(48,851,563)

Net increase (decrease) in net assets	34,163,784	(13,417,045)	5,624,637	(60,670,397)

Net Assets
Beginning of period	426,535,176	439,952,221	1,241,271,836	1,301,942,233
End of period	$460,698,960	$426,535,176	$1,246,896,473	$1,241,271,836

See Notes to Financial Statements.
21

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$28,753,804	$42,261,909	$13,878,341	$28,525,046
Net realized gain (loss)	111,378,992	85,746,091	103,731,994	72,126,383
Change in net unrealized appreciation (depreciation)	6,697,868	(61,732,736)	(58,178,753)	(54,790,902)
Net increase (decrease) in net assets resulting from operations	146,830,664	66,275,264	59,431,582	45,860,527

Distributions to Shareholders
From earnings:
Investor Class	(117,958,666)	(110,287,075)	(109,070,189)	(82,628,385)
R Class	(233,199)	(163,681)	(356,880)	(132,435)
Decrease in net assets from distributions	(118,191,865)	(110,450,756)	(109,427,069)	(82,760,820)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(76,079,931)	(26,628,796)	(399,643,724)	13,670,695

Net increase (decrease) in net assets	(47,441,132)	(70,804,288)	(449,639,211)	(23,229,598)

Net Assets
Beginning of period	1,885,344,764	1,956,149,052	1,336,013,726	1,359,243,324
End of period	$1,837,903,632	$1,885,344,764	$886,374,515	$1,336,013,726

See Notes to Financial Statements.
22

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$3,576,604	$5,085,277
Net realized gain (loss)	28,045,390	21,783,428
Change in net unrealized appreciation (depreciation)	(5,149,277)	(21,308,204)
Net increase (decrease) in net assets resulting from operations	26,472,717	5,560,501

Distributions to Shareholders
From earnings:
Investor Class	(26,563,122)	(20,097,458)
R Class	(200,328)	(109,353)
Decrease in net assets from distributions	(26,763,450)	(20,206,811)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(193,823)	(104,378)

Net increase (decrease) in net assets	(484,556)	(14,750,688)

Net Assets
Beginning of period	308,150,597	322,901,285
End of period	$307,666,041	$308,150,597

See Notes to Financial Statements.
23

Notes to Financial Statements

JULY 31, 2020

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

24

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.
Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2020 are detailed in the Statements of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.
Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.
4. Investment Transactions

Investment transactions for the period ended July 31, 2020 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$114,804,999	$297,247,146	$501,541,262	$248,529,811	$98,620,959
Sales	$96,598,858	$344,396,453	$634,097,077	$724,299,319	$114,155,270
25

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	10,580,148	$127,196,729	5,854,106	$69,469,563
Issued in reinvestment of distributions	1,244,412	15,053,823	1,413,870	16,124,599
Redeemed	(10,122,763)	(120,486,847)	(8,808,069)	(104,263,832)
	1,701,797	21,763,705	(1,540,093)	(18,669,670)
R Class
Sold	68,275	815,963	35,070	411,026
Issued in reinvestment of distributions	2,240	27,164	1,404	15,999
Redeemed	(28,776)	(334,111)	(7,434)	(88,518)
	41,739	509,016	29,040	338,507
Net increase (decrease)	1,743,536	$22,272,721	(1,511,053)	$(18,331,163)

One Choice Portfolio: Conservative
Investor Class
Sold	12,608,778	$170,640,483	10,550,870	$141,509,994
Issued in reinvestment of distributions	4,187,666	57,072,820	4,758,446	59,796,406
Redeemed	(19,039,817)	(252,908,010)	(18,731,670)	(250,428,815)
	(2,243,373)	(25,194,707)	(3,422,354)	(49,122,415)
R Class
Sold	51,095	681,955	30,384	402,929
Issued in reinvestment of distributions	3,050	41,650	2,442	30,536
Redeemed	(16,605)	(220,667)	(12,130)	(162,613)
	37,540	502,938	20,696	270,852
Net increase (decrease)	(2,205,833)	$(24,691,769)	(3,401,658)	$(48,851,563)

One Choice Portfolio: Moderate
Investor Class
Sold	11,860,935	$181,408,936	11,978,818	$183,093,758
Issued in reinvestment of distributions	7,504,237	115,809,266	7,758,117	108,699,313
Redeemed	(24,904,467)	(373,658,278)	(20,896,367)	(319,401,913)
	(5,539,295)	(76,440,076)	(1,159,432)	(27,608,842)
R Class
Sold	79,887	1,225,827	94,542	1,433,454
Issued in reinvestment of distributions	15,059	232,896	11,746	163,681
Redeemed	(71,527)	(1,098,578)	(39,762)	(617,089)
	23,419	360,145	66,526	980,046
Net increase (decrease)	(5,515,876)	$(76,079,931)	(1,092,906)	$(26,628,796)
26

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	5,304,515	$82,007,218	11,896,257	$190,398,301
Issued in reinvestment of distributions	6,783,657	107,385,285	5,705,141	81,925,822
Redeemed	(36,992,420)	(589,778,436)	(16,115,776)	(259,352,780)
	(24,904,248)	(400,385,933)	1,485,622	12,971,343
R Class
Sold	90,650	1,430,718	67,155	1,096,747
Issued in reinvestment of distributions	22,393	355,148	9,207	132,391
Redeemed	(66,589)	(1,043,657)	(32,190)	(529,786)
	46,454	742,209	44,172	699,352
Net increase (decrease)	(24,857,794)	$(399,643,724)	1,529,794	$13,670,695

One Choice Portfolio: Very Aggressive
Investor Class
Sold	2,617,466	$43,921,594	1,838,298	$32,147,420
Issued in reinvestment of distributions	1,463,373	25,960,237	1,309,240	19,730,250
Redeemed	(4,229,468)	(70,802,317)	(2,994,513)	(52,837,151)
	(148,629)	(920,486)	153,025	(959,481)
R Class
Sold	82,971	1,401,843	69,753	1,223,516
Issued in reinvestment of distributions	11,273	200,328	7,247	109,353
Redeemed	(52,276)	(875,508)	(27,681)	(477,766)
	41,968	726,663	49,319	855,103
Net increase (decrease)	(106,661)	$(193,823)	202,344	$(104,378)

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.
27

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2020 and July 31, 2019 were as follows:

	2020		2019
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$7,490,495	$7,789,553	$10,575,811	$5,783,391
One Choice Portfolio: Conservative	$20,190,845	$38,212,645	$31,744,289	$29,401,219
One Choice Portfolio: Moderate	$29,383,876	$88,807,989	$44,946,253	$65,504,503
One Choice Portfolio: Aggressive	$13,768,383	$95,658,686	$31,258,319	$51,502,501
One Choice Portfolio: Very Aggressive	$3,794,649	$22,968,801	$5,662,981	$14,543,830

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
The reclassifications, which are primarily due to tax equalization, were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Capital (par value and paid-in surplus)	$1,519,552	—	—	$20,273,655	$3,184,511
Distributable earnings	$(1,519,552)	—	—	$(20,273,655)	$(3,184,511)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$414,710,794	$1,090,792,259	$1,551,997,586
Gross tax appreciation of investments	$46,815,801	$163,353,941	$311,333,836
Gross tax depreciation of investments	(852,148)	(7,247,644)	(25,360,832)
Net tax appreciation (depreciation) of investments	$45,963,653	$156,106,297	$285,973,004
Undistributed ordinary income	$356,323	$3,663,378	$5,234,624
Accumulated long-term gains	$7,925,679	$40,656,487	$99,847,442

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$715,574,456	$243,655,634
Gross tax appreciation of investments	$187,131,920	$71,444,273
Gross tax depreciation of investments	(16,264,076)	(7,433,866)
Net tax appreciation (depreciation) of investments	$170,867,844	$64,010,407
Undistributed ordinary income	$4,983,656	$927,830
Accumulated long-term gains	$58,499,877	$21,956,033
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
28

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

29

10. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended July 31, 2020 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$87,848	$13,596	$18,008	$5,939	$89,375	7,672	$276	$1,766
Inflation-Adjusted Bond Fund	42,705	4,323	3,888	2,711	45,851	3,707	(146)	1,190
NT High Income Fund	8,557	970	93	(308)	9,126	981	(3)	495
Short Duration Fund	29,869	3,884	2,493	574	31,834	3,073	(112)	570
Short Duration Inflation Protection Bond Fund	55,405	7,256	4,180	1,025	59,506	5,700	(223)	1,115
Equity Growth Fund	21,153	4,034	12,389	(2,621)	10,177	319	2,742	981
Growth Fund	13,728	9,854	9,671	1,840	15,751	377	1,051	894
Heritage Fund	5,372	1,813	1,284	480	6,381	271	138	576
Large Company Value Fund	26,421	10,626	9,116	(1,892)	26,039	2,679	873	685
Mid Cap Value Fund	18,069	5,459	3,365	(977)	19,186	1,301	106	273
NT Disciplined Growth Fund	4,298	3,468	1,509	1,378	7,635	503	110	348
Real Estate Fund	6,391	6,757	770	(823)	11,555	443	167	566
Small Cap Growth Fund	—	3,108	851	593	2,850	140	34	109
Small Cap Value Fund	—	3,390	894	(23)	2,473	389	(126)	50
Sustainable Equity Fund	—	21,961	3,359	1,704	20,306	606	(5)	115
Emerging Markets Debt Fund	6,493	397	39	(63)	6,788	658	(1)	246
Global Bond Fund	34,286	3,602	1,785	287	36,390	3,499	(51)	816
International Bond Fund(3)	29,693	2,422	1,159	1,310	32,266	2,383	(38)	—
U.S. Government Money Market Fund	25,601	7,309	5,725	—	27,185	27,185	—	235
Core Equity Plus Fund	6,430	346	5,464	(1,312)	—	—	1,227	216
Small Company Fund	4,216	230	3,159	(1,287)	—	—	1,379	11
	$426,535	$114,805	$89,201	$8,535	$460,674	61,886	$7,398	$11,257
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Equity Growth Fund	$90,373	$6,501	$45,540	$(9,384)	$41,950	1,313	$11,048	$4,076
Growth Fund	76,681	23,010	35,039	6,117	70,769	1,694	5,923	4,318
Heritage Fund	35,071	6,602	7,320	2,074	36,427	1,545	637	3,668
Large Company Value Fund	84,227	17,305	15,098	(4,380)	82,054	8,442	408	2,128
Mid Cap Value Fund	69,064	9,627	8,295	(3,767)	66,629	4,517	354	977
NT Disciplined Growth Fund	19,525	14,059	5,616	5,786	33,754	2,224	344	1,671
Small Cap Growth Fund	—	12,263	3,327	2,114	11,050	545	123	471
Small Cap Value Fund	—	13,438	3,549	(374)	9,515	1,496	(497)	215
Sustainable Equity Fund	—	86,531	12,271	6,270	80,530	2,404	(362)	468
Diversified Bond Fund	253,763	26,825	53,947	15,754	242,395	20,806	1,442	4,974
Inflation-Adjusted Bond Fund	87,634	8,610	14,407	5,290	87,127	7,043	(501)	2,352
NT High Income Fund	25,761	1,515	1,391	(885)	25,000	2,688	(77)	1,416
Short Duration Inflation Protection Bond Fund	62,439	5,180	7,469	976	61,126	5,855	(221)	1,227
Emerging Markets Debt Fund	25,875	1,494	2,269	(231)	24,869	2,412	(49)	943
Global Bond Fund	87,935	7,342	9,852	544	85,969	8,266	(31)	2,047
International Bond Fund(3)	68,141	4,712	6,543	3,075	69,385	5,124	(388)	—
International Growth Fund	49,974	7,008	11,999	6,112	51,095	3,825	1,008	238
NT Global Real Estate Fund	19,168	11,275	1,193	(491)	28,759	2,847	156	800
NT International Small-Mid Cap Fund	13,089	1,431	2,855	1,906	13,571	1,190	33	228
NT International Value Fund	54,469	12,370	12,006	(1,210)	53,623	6,500	(1,883)	2,111
U.S. Government Money Market Fund	73,609	17,819	20,126	—	71,302	71,302	—	669
Core Equity Plus Fund	28,913	949	23,298	(6,564)	—	—	6,183	949
Small Company Fund	15,561	1,381	11,069	(5,873)	—	—	6,268	44
	$1,241,272	$297,247	$314,479	$22,859	$1,246,899	162,038	$29,918	$35,990
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Equity Growth Fund	$185,902	$9,918	$87,818	$(27,199)	$80,803	2,530	$30,146	$8,111
Focused Dynamic Growth Fund(3)	—	33,825	9,692	11,725	35,858	815	2,351	—
Growth Fund	144,506	24,689	54,059	8,546	123,682	2,961	12,528	8,063
Heritage Fund	97,324	16,563	22,779	4,604	95,712	4,059	1,776	10,122
Large Company Value Fund	153,288	24,779	27,906	(8,458)	141,703	14,579	949	3,763
Mid Cap Value Fund	115,915	9,618	14,326	(5,333)	105,874	7,178	(1,017)	1,608
NT Disciplined Growth Fund	40,491	1,820	10,560	4,201	35,952	2,368	2,708	1,779
Small Cap Growth Fund	—	27,904	5,791	4,137	26,250	1,294	176	1,178
Small Cap Value Fund	—	29,229	4,207	(2,840)	22,182	3,488	(630)	541
Sustainable Equity Fund	—	174,378	21,212	11,972	165,138	4,929	(1,288)	987
Diversified Bond Fund	271,587	35,226	75,791	15,656	246,678	21,174	2,281	5,207
Inflation-Adjusted Bond Fund	93,822	12,561	20,730	5,576	91,229	7,375	(607)	2,522
NT High Income Fund	48,188	3,521	4,031	(1,630)	46,048	4,951	(304)	2,635
Short Duration Inflation Protection Bond Fund	18,750	1,422	2,197	294	18,269	1,750	(59)	373
Emerging Markets Fund	69,844	5,433	6,334	7,364	76,307	6,255	468	990
International Growth Fund	105,430	5,869	20,371	11,706	102,634	7,682	2,406	475
Non-U.S. Intrinsic Value Fund(4)	44,991	9,125	2,967	(9,064)	42,085	5,430	(145)	2,068
NT Global Real Estate Fund	40,031	16,242	5,199	(1,275)	49,799	4,931	490	1,613
NT International Small-Mid Cap Fund	39,819	2,693	8,351	5,424	39,585	3,472	(31)	684
NT International Value Fund	64,299	14,825	15,313	(1,869)	61,942	7,508	(1,947)	2,510
Emerging Markets Debt Fund	39,779	2,768	5,584	(321)	36,642	3,554	(143)	1,417
Global Bond Fund	95,014	11,441	16,762	412	90,105	8,664	27	2,213
International Bond Fund(3)	37,834	2,711	5,010	1,681	37,216	2,749	(244)	—
U.S. Government Money Market Fund	71,972	22,771	28,465	—	66,278	66,278	—	661
Core Equity Plus Fund	64,137	2,098	47,525	(18,710)	—	—	17,826	2,098
Small Company Fund	42,423	112	32,634	(9,901)	—	—	10,766	112
	$1,885,346	$501,541	$555,614	$6,698	$1,837,971	195,974	$78,483	$61,730
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Equity Growth Fund	$142,371	$4,699	$81,609	$(21,831)	$43,630	1,366	$21,020	$4,410
Focused Dynamic Growth Fund(3)	—	41,909	13,223	13,929	42,615	968	2,050	—
Growth Fund	136,751	11,090	60,320	(9,417)	78,104	1,870	19,393	5,446
Heritage Fund	96,144	10,444	37,270	(4,265)	65,053	2,759	6,606	6,799
Large Company Value Fund	149,047	13,943	60,558	(9,646)	92,786	9,546	1,707	2,490
Mid Cap Value Fund	96,310	3,977	37,814	(3,206)	59,267	4,018	(2,323)	904
Small Cap Growth Fund	—	15,953	2,529	2,307	15,731	775	59	690
Small Cap Value Fund	—	17,053	1,759	(1,714)	13,580	2,135	(269)	318
Sustainable Equity Fund	—	87,397	8,468	5,826	84,755	2,530	(1,046)	511
Emerging Markets Fund	68,723	1,987	18,732	(740)	51,238	4,200	4,906	648
International Growth Fund	88,221	1,308	33,025	2,682	59,186	4,430	4,587	276
Non-U.S. Intrinsic Value Fund(4)	47,422	6,104	16,319	(6,933)	30,274	3,906	(889)	1,492
NT Global Real Estate Fund	34,400	7,424	14,000	(1,707)	26,117	2,586	1,030	937
NT International Small-Mid Cap Fund	34,161	912	13,774	2,969	24,268	2,129	(457)	402
NT International Value Fund	42,310	2,117	17,162	317	27,582	3,343	(2,335)	1,186
Diversified Bond Fund	91,909	6,128	47,601	2,758	53,194	4,566	1,867	1,225
Inflation-Adjusted Bond Fund	39,322	3,955	19,524	1,516	25,269	2,043	110	725
NT High Income Fund	60,310	4,511	25,334	(647)	38,840	4,176	(1,267)	2,271
Short Duration Inflation Protection Bond Fund	12,751	821	5,036	41	8,577	822	74	181
Emerging Markets Debt Fund	20,254	1,232	8,499	(103)	12,884	1,250	(138)	510
Global Bond Fund	39,813	3,656	18,037	(308)	25,124	2,416	626	640
U.S. Government Money Market Fund	12,472	776	4,880	—	8,368	8,368	—	85
Core Equity Plus Fund	48,585	1,059	35,039	(14,605)	—	—	13,411	1,059
NT Disciplined Growth Fund	39,020	—	31,228	(7,792)	—	—	8,013	—
Small Company Fund	35,718	75	28,183	(7,610)	—	—	7,641	75
	$1,336,014	$248,530	$639,923	$(58,179)	$886,442	70,202	$84,376	$33,280
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Equity Growth Fund	$35,304	$1,566	$17,174	$(6,385)	$13,311	417	$6,649	$1,566
Focused Dynamic Growth Fund(3)	—	18,656	5,504	6,345	19,497	443	690	—
Growth Fund	39,780	4,569	12,739	1,764	33,374	799	3,070	2,358
Heritage Fund	26,847	3,837	4,536	1,128	27,276	1,157	174	2,761
Large Company Value Fund	35,991	4,949	5,244	(1,973)	33,723	3,469	(295)	889
Mid Cap Value Fund	25,084	1,183	1,658	(1,430)	23,179	1,571	(164)	352
Small Cap Growth Fund	—	8,552	977	1,113	8,688	428	(28)	384
Small Cap Value Fund	—	9,386	137	(1,160)	8,089	1,272	(22)	180
Sustainable Equity Fund	—	33,152	3,593	2,187	31,746	948	(375)	184
Emerging Markets Fund	25,100	2,250	2,766	2,501	27,085	2,220	241	347
International Growth Fund	29,672	387	4,152	3,578	29,485	2,207	135	132
Non-U.S. Intrinsic Value Fund(4)	16,897	4,714	488	(3,923)	17,200	2,219	(3)	799
NT Global Real Estate Fund	9,492	1,671	1,708	(394)	9,061	897	94	379
NT International Small-Mid Cap Fund	15,594	483	1,760	1,924	16,241	1,425	52	267
NT International Value Fund	9,958	2,544	2,257	(534)	9,711	1,177	(366)	420
Core Equity Plus Fund	11,861	389	8,520	(3,730)	—	—	3,567	389
NT Disciplined Growth Fund	12,197	—	9,798	(2,399)	—	—	2,736	—
Small Company Fund	14,374	333	10,946	(3,761)	—	—	4,044	38
	$308,151	$98,621	$93,957	$(5,149)	$307,666	20,649	$20,199	$11,445
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2020	$12.19	0.21	0.57	0.78	(0.21)	(0.22)	(0.43)	$12.54	6.56%	0.00%(4)	1.73%	22%	$459,434
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(4)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(4)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(4)	1.52%	24%	$410,937
R Class
2020	$12.19	0.14	0.59	0.73	(0.15)	(0.22)	(0.37)	$12.55	6.11%	0.50%	1.23%	22%	$1,265
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
One Choice Portfolio: Conservative
Investor Class
2020	$13.75	0.22	0.84	1.06	(0.22)	(0.43)	(0.65)	$14.16	7.95%	0.00%(4)	1.64%	24%	$1,245,493
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(4)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(4)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(4)	1.63%	19%	$1,101,058

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020	$13.74	0.15	0.85	1.00	(0.16)	(0.43)	(0.59)	$14.15	7.42%	0.50%	1.14%	24%	$1,403
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
One Choice Portfolio: Moderate
Investor Class
2020	$15.67	0.24	1.10	1.34	(0.24)	(0.76)	(1.00)	$16.01	8.86%	0.00%(4)	1.59%	28%	$1,833,678
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(4)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(4)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(4)	1.75%	11%	$1,662,962
R Class
2020	$15.66	0.16	1.11	1.27	(0.17)	(0.76)	(0.93)	$16.00	8.32%	0.50%	1.09%	28%	$4,226
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2020	$16.82	0.25	1.23	1.48	(0.26)	(1.80)	(2.06)	$16.24	9.12%	0.00%(4)	1.56%	27%	$882,822
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(4)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(4)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(4)	1.76%	12%	$1,090,739
R Class
2020	$16.78	0.17	1.23	1.40	(0.17)	(1.80)	(1.97)	$16.21	8.60%	0.50%	1.06%	27%	$3,552
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
One Choice Portfolio: Very Aggressive
Investor Class
2020	$17.99	0.21	1.49	1.70	(0.22)	(1.40)	(1.62)	$18.07	9.61%	0.00%(4)	1.21%	33%	$304,714
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(4)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(4)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(4)	1.47%	11%	$254,676

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020	$17.96	0.12	1.49	1.61	(0.12)	(1.40)	(1.52)	$18.05	9.11%	0.50%	0.71%	33%	$2,952
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
(4)Ratio was less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 16, 2020

We have served as the auditor of one or more American Century investment companies since 1997.
39

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	63	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	63	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	63	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	63	None
40

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	63	MGP Ingredients, Inc.
Jan M. Lewis (1957)	Director	Since 2011	Retired	63	None
John R. Whitten (1946)	Director	Since 2008	Retired	63	Onto Innovation Inc. (2019 to 2020); Rudolph Technologies, Inc. (2006 to 2019)
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	82	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.
41

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

42

Approval of Management Agreement

At a meeting held on June 24, 2020, the Funds’ Board of Directors (the “Board") unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of each Fund’s management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of each Fund’s management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to each Fund;
•the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;
•the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning each Fund compared to the cost of owning similar funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;
•financial data showing the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor's strategic plans;
•the Advisor's business continuity plans and specifically its response to the COVID-19 pandemic;
•possible economies of scale associated with the Advisor’s management of the Funds and other accounts;
•services provided and charges to the Advisor's other investment management clients;
•acquired fund fees and expenses;
•payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and
•possible collateral benefits to the Advisor from the management of the Funds.

The Board held two meetings to consider the renewal. The independent Directors also met in private session three times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreements, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

43

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive was above the funds' benchmarks for the one-, three-, five- and ten-year periods reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. The Board
44

found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreements.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreements to be competitive and of high quality.

COVID-19 Response. During 2020, much of the world experienced unprecedented change and challenges from the impacts of the rapidly evolving, worldwide spread of the COVID-19 virus. The Board evaluated the Advisor’s response to the COVID-19 pandemic and its impact on service to each of the Funds. The Board found that Fund shareholders have continued to receive the Advisor’s investment management and other services without disruption, and Advisor personnel have demonstrated great resiliency in providing those services. The Board, directly and through its Audit Committee, continues to monitor the impact of the pandemic and the response of each of the Fund’s service providers.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreements, and the reasonableness of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the funds' independent directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

45

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreements between the Funds and the Advisor were fair and reasonable in light of the services provided and should be renewed.

46

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designates up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2020.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2020 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$893,072	$3,139,762	$5,627,244	$3,440,553	$1,312,665

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2020.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$716,858	$286,228	$695,932	$253,827	$304,069

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2020.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$8,585,351	$38,212,645	$88,807,989	$106,563,454	$25,675,779

For the fiscal year ended July 31, 2020, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$269,392	$0.0031	$2,655,221	$0.0301
One Choice Portfolio: Moderate	$701,503	$0.0061	$5,628,234	$0.0490
One Choice Portfolio: Aggressive	$424,400	$0.0078	$3,248,610	$0.0595
One Choice Portfolio: Very Aggressive	$208,077	$0.0122	$1,552,824	$0.0912

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,519,552	—	—	$12,588,869	$3,184,511
49

Notes
50

Notes
51

Notes
52

Notes
53

Notes
54

Notes
55

Notes
56

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2009

Annual Report

July 31, 2020

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
I Class (ATTIX)	I Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
I Class (ARBSX)	I Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended July 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Pandemic Altered Economic, Market Courses

Broad market sentiment was generally upbeat through mid-February 2020. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Against this backdrop, key U.S. stock benchmarks rose to new highs, and global risk assets largely remained in favor.

Beginning in late February, unprecedented turmoil quickly quashed the optimistic tone. COVID-19 rapidly spread worldwide, halting most U.S. and global economic activity and triggering a worldwide recession. Stocks and other riskier assets sold off sharply as investors fled to U.S. Treasuries and other perceived safe-haven investments. Central banks and federal governments stepped in quickly and aggressively to stabilize global markets. These extraordinary efforts helped launch a broad rebound among risk assets beginning in April, despite weak economic and corporate earnings data. Declining coronavirus infection and death rates in many regions and the reopening of economies also helped fuel the recovery.

Overall, global stocks delivered mixed results for the 12-month period. In general, U.S. stocks overcame the effects of the early 2020 sell-off to deliver a solid return. U.S. stocks generally fared better than non-U.S. stocks, and the growth style significantly outperformed value stocks. U.S. and global bonds rallied, too, as yields declined sharply for the reporting period.

A Slow Return to Normal

The return to pre-pandemic life will take time and patience, but we are confident we will get there. We remain hopeful medical researchers will uncover effective COVID-19 treatments and potentially develop a vaccine. In the meantime, investors likely will face periods of outbreak-related disruptions, economic and political uncertainty, and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet these current challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	6.67%	5.21%	6.54%	—	8/31/04
S&P Target Date Retirement Income Index	—	7.51%	5.02%	5.46%	—	—
I Class	ATTIX	6.88%	5.43%	6.76%	—	8/31/04
A Class	ARTAX					8/31/04
No sales charge		6.40%	4.96%	6.28%	—
With sales charge		0.27%	3.72%	5.65%	—
C Class	ATTCX	5.65%	4.18%	5.49%	—	3/1/10
R Class	ARSRX	6.15%	4.70%	6.01%	—	8/31/04
R6 Class	ARDTX	7.08%	5.54%	—	5.75%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice In Retirement Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice In Retirement Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	6.76%	5.35%	7.00%	—	5/30/08
S&P Target Date To 2020 Index	—	7.28%	5.59%	6.63%	—	—
I Class	ARBSX	6.98%	5.56%	7.22%	—	5/30/08
A Class	ARBMX					5/30/08
No sales charge		6.41%	5.07%	6.73%	—
With sales charge		0.27%	3.84%	6.10%	—
C Class	ARNCX	5.67%	4.30%	5.94%	—	3/1/10
R Class	ARBRX	6.22%	4.83%	6.47%	—	5/30/08
R6 Class	ARBDX	7.12%	5.67%	—	6.01%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2020 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2020 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	6.99%	5.64%	7.43%	—	8/31/04
S&P Target Date To 2025 Index	—	6.95%	5.94%	7.20%	—	—
I Class	ARWFX	7.13%	5.84%	7.65%	—	8/31/04
A Class	ARWAX					8/31/04
No sales charge		6.72%	5.37%	7.16%	—
With sales charge		0.58%	4.14%	6.53%	—
C Class	ARWCX	5.90%	4.58%	6.37%	—	3/1/10
R Class	ARWRX	6.45%	5.11%	6.90%	—	8/31/04
R6 Class	ARWDX	7.29%	5.96%	—	6.40%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2025 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2025 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	7.47%	5.97%	7.93%	—	5/30/08
S&P Target Date To 2030 Index	—	6.44%	6.22%	7.72%	—	—
I Class	ARCSX	7.69%	6.17%	8.14%	—	5/30/08
A Class	ARCMX					5/30/08
No sales charge		7.21%	5.70%	7.66%	—
With sales charge		1.08%	4.45%	7.03%	—
C Class	ARWOX	6.38%	4.90%	6.85%	—	3/1/10
R Class	ARCRX	6.93%	5.43%	7.39%	—	5/30/08
R6 Class	ARCUX	7.79%	6.27%	—	6.82%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2030 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2030 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	7.91%	6.26%	8.46%	—	8/31/04
S&P Target Date To 2035 Index	—	5.90%	6.37%	8.12%	—	—
I Class	ARLIX	8.12%	6.47%	8.68%	—	8/31/04
A Class	ARYAX					8/31/04
No sales charge		7.57%	6.00%	8.19%	—
With sales charge		1.40%	4.76%	7.56%	—
C Class	ARLCX	6.76%	5.20%	7.38%	—	3/1/10
R Class	ARYRX	7.29%	5.73%	7.92%	—	8/31/04
R6 Class	ARLDX	8.18%	6.58%	—	7.25%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2035 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2035 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	8.19%	6.61%	9.00%	—	5/30/08
S&P Target Date To 2040 Index	—	5.01%	6.52%	8.49%	—	—
I Class	ARDSX	8.42%	6.83%	9.21%	—	5/30/08
A Class	ARDMX					5/30/08
No sales charge		7.92%	6.35%	8.72%	—
With sales charge		1.73%	5.10%	8.08%	—
C Class	ARNOX	7.11%	5.56%	7.91%	—	3/1/10
R Class	ARDRX	7.65%	6.08%	8.46%	—	5/30/08
R6 Class	ARDUX	8.54%	6.96%	—	7.71%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2040 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2040 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	8.59%	6.98%	9.41%	—	8/31/04
S&P Target Date To 2045 Index	—	4.40%	6.56%	8.76%	—	—
I Class	AOOIX	8.80%	7.19%	9.62%	—	8/31/04
A Class	AROAX					8/31/04
No sales charge		8.31%	6.72%	9.13%	—
With sales charge		2.09%	5.46%	8.49%	—
C Class	AROCX	7.49%	5.92%	8.31%	—	3/1/10
R Class	ARORX	8.03%	6.45%	8.86%	—	8/31/04
R6 Class	ARDOX	9.01%	7.34%	—	8.14%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available. Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2045 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2045 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	8.91%	7.26%	9.66%	—	5/30/08
S&P Target Date To 2050 Index	—	4.62%	6.71%	8.99%	—	—
I Class	ARFSX	9.13%	7.48%	9.89%	—	5/30/08
A Class	ARFMX					5/30/08
No sales charge		8.64%	6.99%	9.39%	—
With sales charge		2.43%	5.74%	8.75%	—
C Class	ARFDX	7.82%	6.21%	8.57%	—	3/1/10
R Class	ARFWX	8.36%	6.74%	9.11%	—	5/30/08
R6 Class	ARFEX	9.27%	7.62%	—	8.37%	10/23/17
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2050 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2050 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	9.03%	7.36%	8.47%	3/31/11
S&P Target Date To 2055 Index	—	4.12%	6.68%	7.65%	—
I Class	ARENX	9.25%	7.58%	8.69%	3/31/11
A Class	AREMX				3/31/11
No sales charge		8.69%	7.09%	8.19%
With sales charge		2.47%	5.82%	7.51%
C Class	AREFX	7.90%	6.29%	7.39%	3/31/11
R Class	AREOX	8.48%	6.82%	7.93%	3/31/11
R6 Class	AREUX	9.34%	7.72%	8.51%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2055 Portfolio R6. Such historical performance began on July 31, 2013. The R6 Class of the fund acquired all of the assets of the One Choice 2055 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Returns as of July 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2060 Portfolio
Investor Class	ARGVX	8.94%	9.61%	9/30/15
S&P Target Date To 2060+ Index	—	4.81%	9.23%	—
I Class	ARGNX	9.07%	9.82%	9/30/15
A Class	ARGMX			9/30/15
No sales charge		8.59%	9.32%
With sales charge		2.32%	7.99%
C Class	ARGHX	7.83%	8.52%	9/30/15
R Class	ARGRX	8.32%	9.06%	9/30/15
R6 Class	ARGDX	9.29%	9.96%	10/23/17
Fund returns would have been lower if a portion of the fees had not been waived.

Historical performance for the R6 Class prior to its inception reflects the performance of the R6 Class of the One Choice 2060 Portfolio R6. Such historical performance began on September 30, 2015. The R6 Class of the fund acquired all of the assets of the One Choice 2060 Portfolio R6 on October 20, 2017 pursuant to a reorganization.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $18,846

S&P Target Date Retirement Income Index — $17,026

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2020 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $19,688

S&P Target Date To 2020 Index — $19,017

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2025 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $20,497

S&P Target Date To 2025 Index — $20,060

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2030 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $21,463

S&P Target Date To 2030 Index — $21,047

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2035 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $22,538

S&P Target Date To 2035 Index — $21,849

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2040 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $23,682

S&P Target Date To 2040 Index — $22,595

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over 10 Years of One Choice 2045 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $24,590

S&P Target Date To 2045 Index — $23,175

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over 10 Years of One Choice 2050 Portfolio — Investor Class
$10,000 investment made July 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $25,172

S&P Target Date To 2050 Index — $23,664

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Growth of $10,000 Over Life of One Choice 2055 Portfolio — Investor Class
$10,000 investment made March 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $21,379

S&P Target Date To 2055 Index — $19,904

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Growth of $10,000 Over Life of One Choice 2060 Portfolio — Investor Class
$10,000 investment made September 30, 2015
Performance for other share classes will vary due to differences in fee structure.

Value on July 31, 2020
Investor Class — $15,588

S&P Target Date To 2060+ Index — $15,323

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Total Annual Fund Operating Expenses
	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	0.80%	0.63%	1.05%	1.80%	1.30%	0.54%
One Choice 2020 Portfolio	0.80%	0.63%	1.05%	1.80%	1.30%	0.54%
One Choice 2025 Portfolio	0.83%	0.65%	1.08%	1.83%	1.33%	0.56%
One Choice 2030 Portfolio	0.86%	0.67%	1.11%	1.86%	1.36%	0.58%
One Choice 2035 Portfolio	0.88%	0.70%	1.13%	1.88%	1.38%	0.60%
One Choice 2040 Portfolio	0.91%	0.73%	1.16%	1.91%	1.41%	0.62%
One Choice 2045 Portfolio	0.94%	0.75%	1.19%	1.94%	1.44%	0.63%
One Choice 2050 Portfolio	0.96%	0.77%	1.21%	1.96%	1.46%	0.65%
One Choice 2055 Portfolio	0.97%	0.78%	1.22%	1.97%	1.47%	0.66%
One Choice 2060 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%	0.66%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the funds, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Rich Weiss, Scott Wilson, Radu Gabudean and Vidya Rajappa

Performance Summary

Each of the 10 One Choice® Target Date Portfolios had positive returns for the fiscal year ended July 31, 2020, ranging from 6.67%* for the One Choice In Retirement Portfolio to 8.94% for the One Choice 2060 Portfolio. (See pages 3-17 for more detailed performance information.) Performance for the 12 months benefited from exposure to U.S. equity markets. Large-cap, growth-oriented investments performed particularly well. U.S. bonds also provided a significant tailwind to absolute returns, due in part to periods of high demand for safe-haven assets and falling rates the latter half of the period. Non-U.S. equity allocations made strong contributions in some areas of the market, and non-U.S. bond allocations also provided a small lift to absolute results. However, the period exhibited a strong growth bias, challenging many value managers, which delivered negative absolute results during the period in both the U.S. and non-U.S. spaces.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

The first several months of the fiscal year yielded muted returns across major global indices. Concerns over slowing global growth quelled investor risk appetites during the summer of 2019. However, the U.S. Federal Reserve (the Fed) worked to reassure investors by cutting rates twice early in the period. Equity markets sprang to life, and stock prices generally increased through the end of 2019 as investor optimism over future economic growth prospects dominated. In early 2020, COVID-19 began to spread across the globe, even as the U.S. equity markets surged to record highs. Countries which experienced the first outbreaks such as China, other areas of the Pacific Rim and Europe, saw their markets dip first. In February 2020, U.S. stock prices plunged as concerns over business viability amid lockdown procedures caused investors to pull back. By late March, historic monetary and fiscal stimulus efforts set stocks on an upward trend that lasted throughout the remainder of the period. The recovery was much more dramatic for some areas of the market than others; nevertheless, broad stock indices finished the period in the neighborhood of record highs.

In a period that saw the spread of a global pandemic and the first recession and bear market in the U.S. in a decade, global equity markets produced mixed results. Some major indices within the U.S. gained. Meanwhile, several non-U.S. markets lost ground. In the U.S., large-cap companies drastically outperformed their mid- and small-cap counterparts, and growth beat value across stocks of all sizes, according to the Russell family of indices. Value indices posted losses for the period, as did both value and growth oriented small-cap stocks. Developed non-U.S. stocks mildly underperformed emerging markets, but both trailed U.S. equities. For the year, the S&P 500 Index’s gain of 11.96% outpaced the 6.55% gain of the MSCI Emerging Markets Index and the -1.67% loss of the MSCI EAFE Index.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund’s benchmark, other share classes may not. See pages 3-12 for returns for all share classes.

Within fixed-income markets, the Fed cut rates several times during the period, although for different reasons in 2019 than in 2020. In 2019, as concerns over slowing global growth mounted, the Fed cut the overnight lending rate by 25 basis points in both September and October. This worked to support equity market valuations and stoke risk appetite among investors. The yield curve began a steepening trend that lasted through most of 2019. However, as concerns over COVID-19 began to emerge, a flight to quality ensued, and rates began to fall again early in 2020. March brought heightened volatility and spread widening among risk assets, as much of the U.S. began lockdown procedures. The Fed and U.S. government worked together to support markets and provide stimulus. The Fed cut rates drastically twice in March, pushing the overnight lending rate near zero. Furthermore, a disruption in the price of oil due to demand shock and a disagreement between Saudi Arabia and Russia helped to imperil high-yield debt valuations. Energy bonds make up one of the largest sectors of the high-yield market, a much larger proportion than in equity markets. Ultimately, the market stabilized when the Fed began buying large amounts of investment-grade debt and investors looked ahead to an economic recovery. For the period, the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index gained 4.07%, while the Bloomberg Barclays U.S. Aggregate Bond Index returned 10.12% and the Bloomberg Barclays Global Aggregate Bond Index (Unhedged) returned 7.85%.

Portfolio Information

Each One Choice Target Date Portfolio is a fund of funds that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 22-23 for the specific underlying fund allocations for each Portfolio.) A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. One Choice In Retirement Portfolio is generally intended for investors near, at or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-date Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio, which seeks current income and capital appreciation.

Portfolio Performance

All One Choice Portfolios except the In Retirement and 2020 Portfolios outperformed their respective S&P Target Date To benchmark indices, largely because of asset allocation effects.

Most U.S. equity holdings across the Portfolios generated positive absolute returns, with the exception of the value-oriented and some small company funds. Large-cap, growth-oriented funds generally contributed most to performance. In Portfolios which held them, Focused Dynamic Growth Fund and NT Disciplined Growth Fund were among the top absolute contributors to gains. Several non-U.S. holdings bolstered absolute results, such as NT International Small-Mid Cap Fund and NT Emerging Markets Fund. Bond holdings also worked to support absolute performance. One of the largest contributors was Inflation-Adjusted Bond Fund. On a relative basis, Focused Dynamic Growth Fund was the largest contributor in Portfolios that held it, beating its benchmark by just under 20 percentage points. NT International Small-Mid Cap Fund and NT Global Real Estate Fund were also sizable outperformers. However, not all managers beat their respective indices for the period. Non-U.S. Intrinsic Value Fund lagged its benchmark by the widest margin.

Dynamic Risk Management Process

We actively manage equity exposure with the goal of providing a better balance of risks. We believe that the sharp swings in volatility during the fiscal year validate our strategic approach, which is to address a balance of risks for investors wherever they are in their investing life cycle. We will continue to monitor these allocations carefully and thoughtfully for our clients using our dynamic risk management process, which is based on proprietary signals that pull from macroeconomic data, valuation models, technical signals and volatility readings.

While the market continues to price in a V-shaped recovery, we see the long-term economic effects of COVID-19 as highly uncertain. Due to the high volatility environment of the last few months, our dynamic risk management forecast held a weakly negative outlook for stocks. The effect of the dynamic adjustment is greatest for the In Retirement and 2020 Portfolios, bringing them to a 3% underweight to equities. The effect diminishes for the further from retirement vintages to about 1.5% for 2035 and has no impact for the 2050 to 2060 vintages.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2020
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
Focused Dynamic Growth Fund	—	—	—	0.7%	1.5%
NT Disciplined Growth Fund	2.7%	2.7%	3.1%	2.9%	2.5%
NT Equity Growth Fund	3.6%	3.6%	3.8%	3.9%	4.2%
NT Growth Fund	4.0%	4.0%	4.5%	5.1%	5.7%
NT Heritage Fund	1.9%	1.8%	2.3%	3.0%	4.0%
NT Large Company Value Fund	8.5%	8.5%	8.7%	9.1%	9.5%
NT Mid Cap Value Fund	3.8%	3.8%	4.5%	5.1%	5.8%
Small Cap Growth Fund	1.0%	0.9%	1.1%	1.2%	1.4%
Small Cap Value Fund	1.0%	0.9%	1.0%	1.1%	1.2%
Sustainable Equity Fund	6.6%	6.6%	6.9%	7.2%	7.6%
Non-U.S. Intrinsic Value Fund	—	—	0.5%	1.1%	1.8%
NT Emerging Markets Fund	—	—	0.7%	1.7%	3.0%
NT Global Real Estate Fund	1.0%	1.0%	1.2%	1.4%	1.7%
NT International Growth Fund	3.8%	3.9%	4.3%	4.7%	5.2%
NT International Small-Mid Cap Fund	0.6%	0.5%	0.9%	1.3%	1.7%
NT International Value Fund	4.4%	4.3%	4.2%	4.0%	3.8%
Total Equity	42.9%	42.5%	47.7%	53.5%	60.6%
Fixed Income
Inflation-Adjusted Bond Fund	3.2%	3.3%	4.2%	4.7%	4.0%
NT Diversified Bond Fund	21.3%	21.4%	20.2%	18.8%	16.4%
NT High Income Fund	3.7%	3.7%	4.0%	4.2%	4.0%
Short Duration Inflation Protection Bond Fund	7.4%	7.4%	4.8%	2.6%	0.9%
Emerging Markets Debt Fund	1.2%	1.2%	1.7%	2.1%	2.2%
Global Bond Fund	8.3%	8.3%	7.7%	7.1%	6.4%
International Bond Fund	2.4%	2.5%	2.3%	2.1%	0.9%
Total Fixed Income	47.5%	47.8%	44.9%	41.6%	34.8%
U.S. Government Money Market Fund	9.6%	9.7%	7.4%	4.9%	4.6%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)
(1)Underlying fund investments represent G Class.
(2)Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2020
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
Focused Dynamic Growth Fund	2.4%	3.5%	4.8%	5.3%	5.4%
NT Disciplined Growth Fund	2.0%	1.2%	0.3%	—	—
NT Equity Growth Fund	4.3%	4.7%	5.1%	5.1%	5.3%
NT Growth Fund	6.2%	6.9%	7.5%	7.7%	7.8%
NT Heritage Fund	5.2%	5.8%	6.4%	6.7%	6.8%
NT Large Company Value Fund	10.0%	10.9%	11.9%	12.3%	12.8%
NT Mid Cap Value Fund	6.2%	6.9%	7.4%	7.7%	8.1%
Small Cap Growth Fund	1.4%	1.6%	1.8%	1.8%	1.7%
Small Cap Value Fund	1.3%	1.4%	1.5%	1.6%	1.6%
Sustainable Equity Fund	7.9%	8.7%	9.5%	9.7%	9.8%
Non-U.S. Intrinsic Value Fund	2.4%	2.8%	3.4%	3.6%	3.8%
NT Emerging Markets Fund	4.7%	5.4%	5.9%	6.2%	6.3%
NT Global Real Estate Fund	2.0%	2.1%	2.3%	2.3%	2.6%
NT International Growth Fund	5.5%	6.1%	6.7%	7.0%	7.0%
NT International Small-Mid Cap Fund	2.2%	2.5%	2.7%	2.8%	2.7%
NT International Value Fund	3.5%	3.5%	3.4%	3.4%	3.3%
Total Equity	67.2%	74.0%	80.6%	83.2%	85.0%
Fixed Income
Inflation-Adjusted Bond Fund	2.8%	2.3%	1.9%	1.6%	1.5%
NT Diversified Bond Fund	14.2%	12.0%	9.9%	8.7%	7.6%
NT High Income Fund	3.6%	3.0%	2.4%	2.0%	1.8%
Short Duration Inflation Protection Bond	—(2)	—	—	—	—
Emerging Markets Debt Fund	2.1%	1.7%	1.4%	1.2%	1.1%
Global Bond Fund	5.4%	4.6%	3.7%	3.3%	3.0%
International Bond Fund	0.1%	—	—	—	—
Total Fixed Income	28.2%	23.6%	19.3%	16.8%	15.0%
U.S. Government Money Market Fund	4.6%	2.4%	0.1%	—	—
Other Assets and Liabilities	—(3)	—(3)	—(3)	—(3)	—(3)
(1)Underlying fund investments represent G Class.
(2)Amount is less than 0.05% of total net assets.
(3)Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,021.00	$3.72	0.74%
I Class	$1,000	$1,022.80	$2.72	0.54%
A Class	$1,000	$1,019.80	$4.97	0.99%
C Class	$1,000	$1,016.50	$8.72	1.74%
R Class	$1,000	$1,018.60	$6.22	1.24%
R6 Class	$1,000	$1,023.20	$1.96	0.39%
Hypothetical
Investor Class	$1,000	$1,021.18	$3.72	0.74%
I Class	$1,000	$1,022.18	$2.72	0.54%
A Class	$1,000	$1,019.94	$4.97	0.99%
C Class	$1,000	$1,016.21	$8.72	1.74%
R Class	$1,000	$1,018.70	$6.22	1.24%
R6 Class	$1,000	$1,022.92	$1.96	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,021.60	$3.72	0.74%
I Class	$1,000	$1,023.20	$2.72	0.54%
A Class	$1,000	$1,019.90	$4.97	0.99%
C Class	$1,000	$1,016.60	$8.72	1.74%
R Class	$1,000	$1,019.10	$6.23	1.24%
R6 Class	$1,000	$1,022.90	$1.96	0.39%
Hypothetical
Investor Class	$1,000	$1,021.18	$3.72	0.74%
I Class	$1,000	$1,022.18	$2.72	0.54%
A Class	$1,000	$1,019.94	$4.97	0.99%
C Class	$1,000	$1,016.21	$8.72	1.74%
R Class	$1,000	$1,018.70	$6.22	1.24%
R6 Class	$1,000	$1,022.92	$1.96	0.39%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,020.80	$3.82	0.76%
I Class	$1,000	$1,022.20	$2.82	0.56%
A Class	$1,000	$1,019.40	$5.07	1.01%
C Class	$1,000	$1,016.70	$8.82	1.76%
R Class	$1,000	$1,018.80	$6.32	1.26%
R6 Class	$1,000	$1,022.80	$2.06	0.41%
Hypothetical
Investor Class	$1,000	$1,021.08	$3.82	0.76%
I Class	$1,000	$1,022.08	$2.82	0.56%
A Class	$1,000	$1,019.84	$5.07	1.01%
C Class	$1,000	$1,016.11	$8.82	1.76%
R Class	$1,000	$1,018.60	$6.32	1.26%
R6 Class	$1,000	$1,022.83	$2.06	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,023.00	$3.92	0.78%
I Class	$1,000	$1,023.80	$2.92	0.58%
A Class	$1,000	$1,021.50	$5.18	1.03%
C Class	$1,000	$1,018.30	$8.93	1.78%
R Class	$1,000	$1,020.70	$6.43	1.28%
R6 Class	$1,000	$1,024.40	$2.16	0.43%
Hypothetical
Investor Class	$1,000	$1,020.99	$3.92	0.78%
I Class	$1,000	$1,021.98	$2.92	0.58%
A Class	$1,000	$1,019.74	$5.17	1.03%
C Class	$1,000	$1,016.01	$8.92	1.78%
R Class	$1,000	$1,018.50	$6.42	1.28%
R6 Class	$1,000	$1,022.73	$2.16	0.43%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,024.80	$4.08	0.81%
I Class	$1,000	$1,025.40	$3.07	0.61%
A Class	$1,000	$1,023.60	$5.33	1.06%
C Class	$1,000	$1,019.10	$9.09	1.81%
R Class	$1,000	$1,021.60	$6.58	1.31%
R6 Class	$1,000	$1,026.00	$2.32	0.46%
Hypothetical
Investor Class	$1,000	$1,020.84	$4.07	0.81%
I Class	$1,000	$1,021.83	$3.07	0.61%
A Class	$1,000	$1,019.59	$5.32	1.06%
C Class	$1,000	$1,015.86	$9.07	1.81%
R Class	$1,000	$1,018.35	$6.57	1.31%
R6 Class	$1,000	$1,022.58	$2.31	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,025.90	$4.18	0.83%
I Class	$1,000	$1,026.70	$3.17	0.63%
A Class	$1,000	$1,024.40	$5.44	1.08%
C Class	$1,000	$1,020.60	$9.19	1.83%
R Class	$1,000	$1,022.80	$6.69	1.33%
R6 Class	$1,000	$1,027.30	$2.42	0.48%
Hypothetical
Investor Class	$1,000	$1,020.74	$4.17	0.83%
I Class	$1,000	$1,021.73	$3.17	0.63%
A Class	$1,000	$1,019.49	$5.42	1.08%
C Class	$1,000	$1,015.76	$9.17	1.83%
R Class	$1,000	$1,018.25	$6.67	1.33%
R6 Class	$1,000	$1,022.48	$2.41	0.48%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,026.20	$4.33	0.86%
I Class	$1,000	$1,027.40	$3.33	0.66%
A Class	$1,000	$1,025.00	$5.59	1.11%
C Class	$1,000	$1,021.30	$9.35	1.86%
R Class	$1,000	$1,023.70	$6.84	1.36%
R6 Class	$1,000	$1,028.60	$2.57	0.51%
Hypothetical
Investor Class	$1,000	$1,020.59	$4.32	0.86%
I Class	$1,000	$1,021.58	$3.32	0.66%
A Class	$1,000	$1,019.34	$5.57	1.11%
C Class	$1,000	$1,015.61	$9.32	1.86%
R Class	$1,000	$1,018.10	$6.82	1.36%
R6 Class	$1,000	$1,022.33	$2.56	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,026.60	$4.43	0.88%
I Class	$1,000	$1,028.00	$3.43	0.68%
A Class	$1,000	$1,025.90	$5.69	1.13%
C Class	$1,000	$1,022.20	$9.45	1.88%
R Class	$1,000	$1,024.40	$6.95	1.38%
R6 Class	$1,000	$1,029.00	$2.67	0.53%
Hypothetical
Investor Class	$1,000	$1,020.49	$4.42	0.88%
I Class	$1,000	$1,021.48	$3.42	0.68%
A Class	$1,000	$1,019.24	$5.67	1.13%
C Class	$1,000	$1,015.52	$9.42	1.88%
R Class	$1,000	$1,018.00	$6.92	1.38%
R6 Class	$1,000	$1,022.23	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 2/1/20	Ending Account Value 7/31/20	Expenses Paid During Period(1) 2/1/20 - 7/31/20	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,027.00	$4.44	0.88%
I Class	$1,000	$1,028.40	$3.43	0.68%
A Class	$1,000	$1,025.70	$5.69	1.13%
C Class	$1,000	$1,021.70	$9.45	1.88%
R Class	$1,000	$1,024.30	$6.95	1.38%
R6 Class	$1,000	$1,028.70	$2.67	0.53%
Hypothetical
Investor Class	$1,000	$1,020.49	$4.42	0.88%
I Class	$1,000	$1,021.48	$3.42	0.68%
A Class	$1,000	$1,019.24	$5.67	1.13%
C Class	$1,000	$1,015.52	$9.42	1.88%
R Class	$1,000	$1,018.00	$6.92	1.38%
R6 Class	$1,000	$1,022.23	$2.66	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,025.90	$4.43	0.88%
I Class	$1,000	$1,025.90	$3.43	0.68%
A Class	$1,000	$1,023.60	$5.69	1.13%
C Class	$1,000	$1,020.70	$9.45	1.88%
R Class	$1,000	$1,022.90	$6.94	1.38%
R6 Class	$1,000	$1,027.40	$2.67	0.53%
Hypothetical
Investor Class	$1,000	$1,020.49	$4.42	0.88%
I Class	$1,000	$1,021.48	$3.42	0.68%
A Class	$1,000	$1,019.24	$5.67	1.13%
C Class	$1,000	$1,015.52	$9.42	1.88%
R Class	$1,000	$1,018.00	$6.92	1.38%
R6 Class	$1,000	$1,022.23	$2.66	0.53%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JULY 31, 2020

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.6%
Inflation-Adjusted Bond Fund G Class	3,320,538	$41,075,051
NT Diversified Bond Fund G Class	23,165,027	269,872,564
NT High Income Fund G Class	5,047,317	46,940,045
Short Duration Inflation Protection Bond Fund G Class	8,875,530	93,459,336
		451,346,996
Domestic Equity Funds — 33.1%
NT Disciplined Growth Fund G Class	2,262,486	34,502,910
NT Equity Growth Fund G Class	4,071,442	45,681,574
NT Growth Fund G Class	2,556,558	50,798,809
NT Heritage Fund G Class	1,727,068	23,574,477
NT Large Company Value Fund G Class	10,331,583	107,655,091
NT Mid Cap Value Fund G Class	4,330,194	48,714,681
Small Cap Growth Fund G Class	585,312	12,566,650
Small Cap Value Fund G Class	1,911,192	12,346,300
Sustainable Equity Fund G Class	2,479,137	83,720,442
		419,560,934
International Fixed Income Funds — 11.9%
Emerging Markets Debt Fund G Class	1,502,271	15,488,416
Global Bond Fund G Class	9,992,311	104,419,654
International Bond Fund G Class(2)	2,234,572	30,837,091
		150,745,161
International Equity Funds — 9.8%
NT Global Real Estate Fund G Class	1,253,169	12,744,728
NT International Growth Fund G Class	4,060,076	49,370,518
NT International Small-Mid Cap Fund G Class	569,797	6,558,368
NT International Value Fund G Class	6,662,099	55,362,042
		124,035,656
Money Market Funds — 9.6%
U.S. Government Money Market Fund G Class	121,711,283	121,711,283
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,096,496,681)		1,267,400,030
OTHER ASSETS AND LIABILITIES†		(35,573)
TOTAL NET ASSETS — 100.0%		$1,267,364,457

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.8%
Inflation-Adjusted Bond Fund G Class	3,503,209	$43,334,699
NT Diversified Bond Fund G Class	24,338,195	283,539,972
NT High Income Fund G Class	5,205,330	48,409,570
Short Duration Inflation Protection Bond Fund G Class	9,354,624	98,504,188
		473,788,429
Domestic Equity Funds — 32.8%
NT Disciplined Growth Fund G Class	2,315,715	35,314,653
NT Equity Growth Fund G Class	4,209,379	47,229,234
NT Growth Fund G Class	2,631,634	52,290,571
NT Heritage Fund G Class	1,757,265	23,986,669
NT Large Company Value Fund G Class	10,774,630	112,271,640
NT Mid Cap Value Fund G Class	4,499,899	50,623,867
Small Cap Growth Fund G Class	585,394	12,568,409
Small Cap Value Fund G Class	1,930,496	12,471,005
Sustainable Equity Fund G Class	2,573,367	86,902,593
		433,658,641
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	1,586,467	16,356,472
Global Bond Fund G Class	10,539,080	110,133,388
International Bond Fund G Class(2)	2,337,487	32,257,327
		158,747,187
Money Market Funds — 9.7%
U.S. Government Money Market Fund G Class	128,932,637	128,932,637
International Equity Funds — 9.7%
NT Global Real Estate Fund G Class	1,287,889	13,097,834
NT International Growth Fund G Class	4,218,191	51,293,204
NT International Small-Mid Cap Fund G Class	570,261	6,563,703
NT International Value Fund G Class	6,932,621	57,610,082
		128,564,823
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,157,486,075)		1,323,691,717
OTHER ASSETS AND LIABILITIES†		2,836
TOTAL NET ASSETS — 100.0%		$1,323,694,553

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.9%
NT Disciplined Growth Fund G Class	4,708,512	$71,804,809
NT Equity Growth Fund G Class	7,911,171	88,763,335
NT Growth Fund G Class	5,317,468	105,658,080
NT Heritage Fund G Class	3,992,234	54,493,994
NT Large Company Value Fund G Class	19,766,297	205,964,817
NT Mid Cap Value Fund G Class	9,395,476	105,699,101
Small Cap Growth Fund G Class	1,186,029	25,464,044
Small Cap Value Fund G Class	3,822,852	24,695,625
Sustainable Equity Fund G Class	4,799,558	162,081,075
		844,624,880
Domestic Fixed Income Funds — 33.2%
Inflation-Adjusted Bond Fund G Class	7,993,466	98,879,173
NT Diversified Bond Fund G Class	40,798,406	475,301,433
NT High Income Fund G Class	10,145,403	94,352,244
Short Duration Inflation Protection Bond Fund G Class	10,769,503	113,402,866
		781,935,716
International Equity Funds — 11.8%
Non-U.S. Intrinsic Value Fund G Class	1,527,278	11,943,317
NT Emerging Markets Fund G Class	1,337,864	16,696,537
NT Global Real Estate Fund G Class	2,765,429	28,124,410
NT International Growth Fund G Class	8,292,923	100,841,949
NT International Small-Mid Cap Fund G Class	1,745,838	20,094,599
NT International Value Fund G Class	12,039,493	100,048,185
		277,748,997
International Fixed Income Funds — 11.7%
Emerging Markets Debt Fund G Class	3,825,965	39,445,697
Global Bond Fund G Class	17,461,122	182,468,726
International Bond Fund G Class(2)	3,904,356	53,880,107
		275,794,530
Money Market Funds — 7.4%
U.S. Government Money Market Fund G Class	173,667,640	173,667,640
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,023,549,209)		2,353,771,763
OTHER ASSETS AND LIABILITIES†		4,307
TOTAL NET ASSETS — 100.0%		$2,353,776,070

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.3%
Focused Dynamic Growth Fund G Class(2)	304,286	$13,851,094
NT Disciplined Growth Fund G Class	3,777,682	57,609,643
NT Equity Growth Fund G Class	7,026,915	78,841,988
NT Growth Fund G Class	5,080,109	100,941,774
NT Heritage Fund G Class	4,428,380	60,447,389
NT Large Company Value Fund G Class	17,413,845	181,452,262
NT Mid Cap Value Fund G Class	9,145,009	102,881,350
Small Cap Growth Fund G Class	1,107,190	23,771,362
Small Cap Value Fund G Class	3,470,155	22,417,198
Sustainable Equity Fund G Class	4,265,202	144,035,887
		786,249,947
Domestic Fixed Income Funds — 30.3%
Inflation-Adjusted Bond Fund G Class	7,537,193	93,235,077
NT Diversified Bond Fund G Class	32,261,406	375,845,379
NT High Income Fund G Class	9,071,498	84,364,936
Short Duration Inflation Protection Bond Fund G Class	4,965,544	52,287,182
		605,732,574
International Equity Funds — 14.2%
Non-U.S. Intrinsic Value Fund G Class	2,867,718	22,425,555
NT Emerging Markets Fund G Class	2,692,755	33,605,578
NT Global Real Estate Fund G Class	2,775,308	28,224,884
NT International Growth Fund G Class	7,749,278	94,231,217
NT International Small-Mid Cap Fund G Class	2,212,427	25,465,031
NT International Value Fund G Class	9,699,202	80,600,369
		284,552,634
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	3,989,981	41,136,703
Global Bond Fund G Class	13,604,988	142,172,130
International Bond Fund G Class(2)	3,040,504	41,958,954
		225,267,787
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	97,399,377	97,399,377
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,758,394,366)		1,999,202,319
OTHER ASSETS AND LIABILITIES†		28,077
TOTAL NET ASSETS — 100.0%		$1,999,230,396

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.4%
Focused Dynamic Growth Fund G Class(2)	728,228	$33,148,939
NT Disciplined Growth Fund G Class	3,642,504	55,548,182
NT Equity Growth Fund G Class	8,179,872	91,778,158
NT Growth Fund G Class	6,284,256	124,868,158
NT Heritage Fund G Class	6,453,364	88,088,422
NT Large Company Value Fund G Class	20,090,528	209,343,304
NT Mid Cap Value Fund G Class	11,319,238	127,341,432
Small Cap Growth Fund G Class	1,361,151	29,223,911
Small Cap Value Fund G Class	4,129,438	26,676,169
Sustainable Equity Fund G Class	4,953,347	167,274,519
		953,291,194
Domestic Fixed Income Funds — 25.3%
Inflation-Adjusted Bond Fund G Class	7,062,964	87,368,865
NT Diversified Bond Fund G Class	31,018,043	361,360,204
NT High Income Fund G Class	9,484,359	88,204,542
Short Duration Inflation Protection Bond Fund G Class	1,904,601	20,055,447
		556,989,058
International Equity Funds — 17.2%
Non-U.S. Intrinsic Value Fund G Class	5,076,926	39,701,559
NT Emerging Markets Fund G Class	5,329,920	66,517,397
NT Global Real Estate Fund G Class	3,653,317	37,154,236
NT International Growth Fund G Class	9,381,164	114,074,954
NT International Small-Mid Cap Fund G Class	3,313,901	38,143,006
NT International Value Fund G Class	10,014,267	83,218,555
		378,809,707
International Fixed Income Funds — 9.5%
Emerging Markets Debt Fund G Class	4,624,688	47,680,530
Global Bond Fund G Class	13,418,957	140,228,105
International Bond Fund G Class(2)	1,509,221	20,827,250
		208,735,885
Money Market Funds — 4.6%
U.S. Government Money Market Fund G Class	101,598,313	101,598,313
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,885,316,002)		2,199,424,157
OTHER ASSETS AND LIABILITIES†		3,988
TOTAL NET ASSETS — 100.0%		$2,199,428,145

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.9%
Focused Dynamic Growth Fund G Class(2)	815,081	$37,102,472
NT Disciplined Growth Fund G Class	1,982,577	30,234,305
NT Equity Growth Fund G Class	5,949,182	66,749,823
NT Growth Fund G Class	4,812,116	95,616,743
NT Heritage Fund G Class	5,899,671	80,530,512
NT Large Company Value Fund G Class	14,744,197	153,634,528
NT Mid Cap Value Fund G Class	8,556,437	96,259,917
Small Cap Growth Fund G Class	1,042,033	22,372,457
Small Cap Value Fund G Class	3,113,247	20,111,574
Sustainable Equity Fund G Class	3,604,910	121,737,794
		724,350,125
Domestic Fixed Income Funds — 20.6%
Inflation-Adjusted Bond Fund G Class	3,506,206	43,371,762
NT Diversified Bond Fund G Class	18,752,252	218,463,741
NT High Income Fund G Class	5,901,807	54,886,810
Short Duration Inflation Protection Bond Fund G Class	59,039	621,680
		317,343,993
International Equity Funds — 20.3%
Non-U.S. Intrinsic Value Fund G Class	4,657,487	36,421,546
NT Emerging Markets Fund G Class	5,883,000	73,419,841
NT Global Real Estate Fund G Class	3,000,252	30,512,558
NT International Growth Fund G Class	7,034,203	85,535,908
NT International Small-Mid Cap Fund G Class	2,929,692	33,720,749
NT International Value Fund G Class	6,506,855	54,071,965
		313,682,567
International Fixed Income Funds — 7.6%
Emerging Markets Debt Fund G Class	3,119,381	32,160,823
Global Bond Fund G Class	8,026,983	83,881,976
International Bond Fund G Class(2)	56,286	776,753
		116,819,552
Money Market Funds — 4.6%
U.S. Government Money Market Fund G Class	70,406,272	70,406,272
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,349,461,012)		1,542,602,509
OTHER ASSETS AND LIABILITIES†		2,826
TOTAL NET ASSETS — 100.0%		$1,542,605,335

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.6%
Focused Dynamic Growth Fund G Class(2)	1,225,884	$55,802,245
NT Disciplined Growth Fund G Class	1,263,302	19,265,348
NT Equity Growth Fund G Class	6,714,076	75,331,930
NT Growth Fund G Class	5,490,456	109,095,359
NT Heritage Fund G Class	6,823,327	93,138,414
NT Large Company Value Fund G Class	16,609,075	173,066,558
NT Mid Cap Value Fund G Class	9,698,419	109,107,213
Small Cap Growth Fund G Class	1,184,267	25,426,220
Small Cap Value Fund G Class	3,424,111	22,119,759
Sustainable Equity Fund G Class	4,082,048	137,850,768
		820,203,814
International Equity Funds — 22.4%
Non-U.S. Intrinsic Value Fund G Class	5,731,459	44,820,009
NT Emerging Markets Fund G Class	6,909,114	86,225,738
NT Global Real Estate Fund G Class	3,341,898	33,987,101
NT International Growth Fund G Class	7,967,580	96,885,769
NT International Small-Mid Cap Fund G Class	3,376,218	38,860,264
NT International Value Fund G Class	6,641,226	55,188,586
		355,967,467
Domestic Fixed Income Funds — 17.3%
Inflation-Adjusted Bond Fund G Class	3,001,120	37,123,848
NT Diversified Bond Fund G Class	16,298,134	189,873,259
NT High Income Fund G Class	5,061,900	47,075,673
		274,072,780
International Fixed Income Funds — 6.3%
Emerging Markets Debt Fund G Class	2,685,294	27,685,382
Global Bond Fund G Class	6,929,342	72,411,627
		100,097,009
Money Market Funds — 2.4%
U.S. Government Money Market Fund G Class	38,287,045	38,287,045
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,353,010,162)		1,588,628,115
OTHER ASSETS AND LIABILITIES†		2,874
TOTAL NET ASSETS — 100.0%		$1,588,630,989

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.2%
Focused Dynamic Growth Fund G Class(2)	1,121,486	$51,050,058
NT Disciplined Growth Fund G Class	184,936	2,820,270
NT Equity Growth Fund G Class	4,911,545	55,107,539
NT Growth Fund G Class	4,042,218	80,318,878
NT Heritage Fund G Class	5,027,294	68,622,564
NT Large Company Value Fund G Class	12,173,126	126,843,973
NT Mid Cap Value Fund G Class	7,063,564	79,465,099
Small Cap Growth Fund G Class	875,080	18,787,957
Small Cap Value Fund G Class	2,508,550	16,205,236
Sustainable Equity Fund G Class	3,000,886	101,339,912
		600,561,486
International Equity Funds — 24.4%
Non-U.S. Intrinsic Value Fund G Class	4,640,536	36,288,994
NT Emerging Markets Fund G Class	5,080,173	63,400,555
NT Global Real Estate Fund G Class	2,410,519	24,514,974
NT International Growth Fund G Class	5,869,141	71,368,759
NT International Small-Mid Cap Fund G Class	2,489,964	28,659,488
NT International Value Fund G Class	4,446,222	36,948,103
		261,180,873
Domestic Fixed Income Funds — 14.2%
Inflation-Adjusted Bond Fund G Class	1,591,140	19,682,402
NT Diversified Bond Fund G Class	9,088,989	105,886,720
NT High Income Fund G Class	2,751,067	25,584,921
		151,154,043
International Fixed Income Funds — 5.1%
Emerging Markets Debt Fund G Class	1,443,101	14,878,373
Global Bond Fund G Class	3,815,824	39,875,365
		54,753,738
Money Market Funds — 0.1%
U.S. Government Money Market Fund G Class	1,171,301	1,171,301
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $942,716,439)		1,068,821,441
OTHER ASSETS AND LIABILITIES†		2,912
TOTAL NET ASSETS — 100.0%		$1,068,824,353

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.9%
Focused Dynamic Growth Fund G Class(2)	820,694	$37,357,974
NT Equity Growth Fund G Class	3,229,509	36,235,095
NT Growth Fund G Class	2,757,672	54,794,950
NT Heritage Fund G Class	3,467,915	47,337,041
NT Large Company Value Fund G Class	8,332,263	86,822,182
NT Mid Cap Value Fund G Class	4,821,788	54,245,116
Small Cap Growth Fund G Class	594,443	12,762,690
Small Cap Value Fund G Class	1,714,982	11,078,781
Sustainable Equity Fund G Class	2,037,576	68,808,938
		409,442,767
International Equity Funds — 25.3%
Non-U.S. Intrinsic Value Fund G Class	3,280,196	25,651,134
NT Emerging Markets Fund G Class	3,508,823	43,790,105
NT Global Real Estate Fund G Class	1,625,576	16,532,110
NT International Growth Fund G Class	4,044,153	49,176,897
NT International Small-Mid Cap Fund G Class	1,721,859	19,818,598
NT International Value Fund G Class	2,848,633	23,672,143
		178,640,987
Domestic Fixed Income Funds — 12.3%
Inflation-Adjusted Bond Fund G Class	894,743	11,067,972
NT Diversified Bond Fund G Class	5,288,897	61,615,653
NT High Income Fund G Class	1,535,663	14,281,666
		86,965,291
International Fixed Income Funds — 4.5%
Emerging Markets Debt Fund G Class	789,072	8,135,332
Global Bond Fund G Class	2,258,376	23,600,031
		31,735,363
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $645,180,921)		706,784,408
OTHER ASSETS AND LIABILITIES†		2,206
TOTAL NET ASSETS — 100.0%		$706,786,614

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

JULY 31, 2020

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.3%
Focused Dynamic Growth Fund G Class(2)	234,994	$10,696,922
NT Equity Growth Fund G Class	938,651	10,531,662
NT Growth Fund G Class	783,548	15,569,091
NT Heritage Fund G Class	996,336	13,599,990
NT Large Company Value Fund G Class	2,462,536	25,659,626
NT Mid Cap Value Fund G Class	1,446,475	16,272,840
Small Cap Growth Fund G Class	161,695	3,471,590
Small Cap Value Fund G Class	493,080	3,185,300
Sustainable Equity Fund G Class	582,350	19,665,953
		118,652,974
International Equity Funds — 25.7%
Non-U.S. Intrinsic Value Fund G Class	979,260	7,657,814
NT Emerging Markets Fund G Class	1,004,407	12,535,004
NT Global Real Estate Fund G Class	500,795	5,093,089
NT International Growth Fund G Class	1,151,217	13,998,796
NT International Small-Mid Cap Fund G Class	471,914	5,431,736
NT International Value Fund G Class	801,862	6,663,474
		51,379,913
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	236,569	2,926,362
NT Diversified Bond Fund G Class	1,303,950	15,191,016
NT High Income Fund G Class	399,447	3,714,859
		21,832,237
International Fixed Income Funds — 4.1%
Emerging Markets Debt Fund G Class	208,020	2,144,684
Global Bond Fund G Class	571,934	5,976,706
		8,121,390
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $186,337,701)		199,986,514
OTHER ASSETS AND LIABILITIES†		(5,067)
TOTAL NET ASSETS — 100.0%		$199,981,447

NOTES TO SCHEDULE OF INVESTMENTS
† Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2020
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,096,496,681 and $1,157,486,075, respectively)	$1,267,400,030	$1,323,691,717
Receivable for investments sold	—	1,832,598
Receivable for capital shares sold	2,739,220	2,474,144
Distributions receivable from affiliates	790,195	833,052
	1,270,929,445	1,328,831,511

Liabilities
Payable for investments purchased	928,845	831,569
Payable for capital shares redeemed	1,864,907	3,546,888
Accrued management fees	690,527	672,143
Distribution and service fees payable	80,709	86,358
	3,564,988	5,136,958

Net Assets	$1,267,364,457	$1,323,694,553

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,061,881,915	$1,109,472,828
Distributable earnings	205,482,542	214,221,725
	$1,267,364,457	$1,323,694,553

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$607,392,846	46,205,488	$13.15
I Class, $0.01 Par Value	$191,356,282	14,551,445	$13.15
A Class, $0.01 Par Value	$114,462,325	8,703,512	$13.15*
C Class, $0.01 Par Value	$3,019,771	230,860	$13.08
R Class, $0.01 Par Value	$129,337,709	9,850,728	$13.13
R6 Class, $0.01 Par Value	$221,795,524	20,807,767	$10.66
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$380,429,208	30,884,434	$12.32
I Class, $0.01 Par Value	$356,016,745	28,879,560	$12.33
A Class, $0.01 Par Value	$135,025,639	10,981,821	$12.30*
C Class, $0.01 Par Value	$4,104,170	334,172	$12.28
R Class, $0.01 Par Value	$127,970,860	10,421,229	$12.28
R6 Class, $0.01 Par Value	$320,147,931	28,675,436	$11.16
*Maximum offering price $13.95 and $13.05 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2020
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,023,549,209 and $1,758,394,366, respectively)	$2,353,771,763	$1,999,202,319
Receivable for investments sold	492,734	706,898
Receivable for capital shares sold	7,774,586	6,336,555
Distributions receivable from affiliates	1,499,893	1,269,247
	2,363,538,976	2,007,515,019

Liabilities
Disbursements in excess of demand deposit cash	—	102
Payable for investments purchased	1,496,982	1,266,612
Payable for capital shares redeemed	6,864,143	5,797,121
Accrued management fees	1,260,664	1,068,838
Distribution and service fees payable	141,117	151,950
	9,762,906	8,284,623

Net Assets	$2,353,776,070	$1,999,230,396

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,949,163,425	$1,698,469,903
Distributable earnings	404,612,645	300,760,493
	$2,353,776,070	$1,999,230,396

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$867,456,560	59,002,811	$14.70
I Class, $0.01 Par Value	$512,041,670	34,796,306	$14.72
A Class, $0.01 Par Value	$231,737,782	15,780,999	$14.68*
C Class, $0.01 Par Value	$4,332,092	295,723	$14.65
R Class, $0.01 Par Value	$211,271,286	14,410,711	$14.66
R6 Class, $0.01 Par Value	$526,936,680	47,031,685	$11.20
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$503,228,721	39,048,229	$12.89
I Class, $0.01 Par Value	$524,709,156	40,697,917	$12.89
A Class, $0.01 Par Value	$218,596,842	17,007,837	$12.85*
C Class, $0.01 Par Value	$3,539,647	275,850	$12.83
R Class, $0.01 Par Value	$245,795,672	19,139,862	$12.84
R6 Class, $0.01 Par Value	$503,360,358	42,821,780	$11.75
*Maximum offering price $15.58 and $13.63 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2020
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,885,316,002 and $1,349,461,012, respectively)	$2,199,424,157	$1,542,602,509
Receivable for investments sold	4,067,440	3,020,445
Receivable for capital shares sold	5,430,672	4,920,887
Distributions receivable from affiliates	1,298,465	805,833
	2,210,220,734	1,551,349,674

Liabilities
Payable for investments purchased	1,295,695	804,105
Payable for capital shares redeemed	8,078,179	6,926,545
Accrued management fees	1,264,813	890,896
Distribution and service fees payable	153,902	122,793
	10,792,589	8,744,339

Net Assets	$2,199,428,145	$1,542,605,335

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,806,826,573	$1,293,408,524
Distributable earnings	392,601,572	249,196,811
	$2,199,428,145	$1,542,605,335

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$719,718,020	44,740,070	$16.09
I Class, $0.01 Par Value	$520,021,769	32,266,831	$16.12
A Class, $0.01 Par Value	$234,874,816	14,618,335	$16.07*
C Class, $0.01 Par Value	$3,225,868	201,608	$16.00
R Class, $0.01 Par Value	$241,415,555	15,041,975	$16.05
R6 Class, $0.01 Par Value	$480,172,117	41,957,594	$11.44
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$389,734,288	28,924,904	$13.47
I Class, $0.01 Par Value	$382,370,321	28,354,974	$13.49
A Class, $0.01 Par Value	$165,349,957	12,291,107	$13.45*
C Class, $0.01 Par Value	$1,604,549	119,832	$13.39
R Class, $0.01 Par Value	$207,547,877	15,452,474	$13.43
R6 Class, $0.01 Par Value	$395,998,343	32,914,381	$12.03
*Maximum offering price $17.05 and $14.27 (net asset value divided by 0.9425) for One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2020
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,353,010,162 and $942,716,439, respectively)	$1,588,628,115	$1,068,821,441
Receivable for investments sold	3,124,740	3,329,248
Receivable for capital shares sold	3,774,450	3,006,665
Distributions receivable from affiliates	692,356	376,190
	1,596,219,661	1,075,533,544

Liabilities
Disbursements in excess of demand deposit cash	449	—
Payable for investments purchased	690,873	375,383
Payable for capital shares redeemed	5,805,725	5,594,947
Accrued management fees	973,613	655,264
Distribution and service fees payable	118,012	83,597
	7,588,672	6,709,191

Net Assets	$1,588,630,989	$1,068,824,353

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,290,406,608	$903,452,694
Distributable earnings	298,224,381	165,371,659
	$1,588,630,989	$1,068,824,353

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$505,364,884	29,966,330	$16.86
I Class, $0.01 Par Value	$350,086,153	20,721,241	$16.90
A Class, $0.01 Par Value	$159,637,736	9,482,626	$16.83*
C Class, $0.01 Par Value	$2,099,625	125,246	$16.76
R Class, $0.01 Par Value	$197,275,482	11,725,019	$16.83
R6 Class, $0.01 Par Value	$374,167,109	32,538,133	$11.50
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$259,195,626	18,645,686	$13.90
I Class, $0.01 Par Value	$257,140,150	18,460,321	$13.93
A Class, $0.01 Par Value	$103,187,761	7,433,677	$13.88*
C Class, $0.01 Par Value	$1,399,504	101,192	$13.83
R Class, $0.01 Par Value	$145,300,058	10,474,678	$13.87
R6 Class, $0.01 Par Value	$302,601,254	24,341,695	$12.43
*Maximum offering price $17.86 and $14.73 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2020
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $645,180,921 and $186,337,701, respectively)	$706,784,408	$199,986,514
Receivable for investments sold	873,867	61,054
Receivable for capital shares sold	2,015,730	425,847
Distributions receivable from affiliates	211,899	53,263
	709,885,904	200,526,678

Liabilities
Payable for investments purchased	211,449	53,146
Payable for capital shares redeemed	2,406,312	357,333
Accrued management fees	427,367	118,295
Distribution and service fees payable	54,162	16,457
	3,099,290	545,231

Net Assets	$706,786,614	$199,981,447

Net Assets Consist of:
Capital (par value and paid-in surplus)	$627,348,862	$183,981,460
Distributable earnings	79,437,752	15,999,987
	$706,786,614	$199,981,447

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$148,796,827	9,784,535	$15.21
I Class, $0.01 Par Value	$200,296,079	13,161,713	$15.22
A Class, $0.01 Par Value	$69,720,772	4,594,625	$15.17*
C Class, $0.01 Par Value	$960,999	63,829	$15.06
R Class, $0.01 Par Value	$93,576,909	6,168,264	$15.17
R6 Class, $0.01 Par Value	$193,435,028	15,002,550	$12.89
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$38,347,411	2,849,834	$13.46
I Class, $0.01 Par Value	$55,589,646	4,125,857	$13.47
A Class, $0.01 Par Value	$10,488,315	780,776	$13.43*
C Class, $0.01 Par Value	$212,648	15,980	$13.31
R Class, $0.01 Par Value	$34,557,728	2,577,182	$13.41
R6 Class, $0.01 Par Value	$60,785,699	4,497,217	$13.52
*Maximum offering price $16.10 and $14.25 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2020
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$34,556,946	$37,289,310

Expenses:
Management fees	9,541,095	9,712,104
Distribution and service fees:
A Class	321,043	388,263
C Class	32,829	44,965
R Class	654,818	655,945
Directors' fees and expenses	45,639	49,084
Other expenses	432	505
	10,595,856	10,850,866
Fees waived	(674,702)	(842,662)
	9,921,154	10,008,204

Net investment income (loss)	24,635,792	27,281,106

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	62,999,635	59,113,240
Capital gain distributions received from underlying funds	32,265,827	34,984,610
	95,265,462	94,097,850

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(35,609,688)	(29,067,335)

Net realized and unrealized gain (loss) on affiliates	59,655,774	65,030,515

Net Increase (Decrease) in Net Assets Resulting from Operations	$84,291,566	$92,311,621
See Notes to Financial Statements.

YEAR ENDED JULY 31, 2020
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$62,713,598	$54,616,327

Expenses:
Management fees	17,129,457	14,804,511
Distribution and service fees:
A Class	644,623	596,107
C Class	44,641	38,983
R Class	1,031,521	1,168,332
Directors' fees and expenses	81,043	69,257
Other expenses	69	354
	18,931,354	16,677,544
Fees waived	(1,497,640)	(1,439,630)
	17,433,714	15,237,914

Net investment income (loss)	45,279,884	39,378,413

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	97,814,632	63,655,557
Capital gain distributions received from underlying funds	62,202,616	57,946,228
	160,017,248	121,601,785

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(43,986,373)	(11,678,040)

Net realized and unrealized gain (loss) on affiliates	116,030,875	109,923,745

Net Increase (Decrease) in Net Assets Resulting from Operations	$161,310,759	$149,302,158

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2020
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$57,865,851	$41,332,959

Expenses:
Management fees	16,691,927	12,195,465
Distribution and service fees:
A Class	634,355	446,516
C Class	34,464	19,002
R Class	1,144,252	961,512
Directors' fees and expenses	73,671	53,047
Other expenses	274	206
	18,578,943	13,675,748
Fees waived	(1,358,720)	(1,154,899)
	17,220,223	12,520,849

Net investment income (loss)	40,645,628	28,812,110

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	82,370,660	55,860,354
Capital gain distributions received from underlying funds	66,044,900	52,168,478
	148,415,560	108,028,832

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(20,505,556)	(9,503,036)

Net realized and unrealized gain (loss) on affiliates	127,910,004	98,525,796

Net Increase (Decrease) in Net Assets Resulting from Operations	$168,555,632	$127,337,906

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2020
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$39,977,308	$26,953,741

Expenses:
Management fees	12,627,490	8,543,372
Distribution and service fees:
A Class	435,257	283,874
C Class	23,463	14,260
R Class	903,632	647,283
Directors' fees and expenses	52,179	35,333
Other expenses	190	162
	14,042,211	9,524,284
Fees waived	(1,021,894)	(706,236)
	13,020,317	8,818,048

Net investment income (loss)	26,956,991	18,135,693

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	68,857,756	38,224,776
Capital gain distributions received from underlying funds	54,577,820	40,127,833
	123,435,576	78,352,609

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(16,111,484)	(423,498)

Net realized and unrealized gain (loss) on affiliates	107,324,092	77,929,111

Net Increase (Decrease) in Net Assets Resulting from Operations	$134,281,083	$96,064,804

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2020
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$16,528,370	$3,935,212

Expenses:
Management fees	5,380,283	1,319,531
Distribution and service fees:
A Class	178,722	22,827
C Class	9,041	1,915
R Class	407,515	130,488
Directors' fees and expenses	21,999	5,312
Other expenses	242	—
	5,997,802	1,480,073
Fees waived	(508,311)	(135,139)
	5,489,491	1,344,934

Net investment income (loss)	11,038,879	2,590,278

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	14,792,375	(125,633)
Capital gain distributions received from underlying funds	25,433,582	6,206,615
	40,225,957	6,080,982

Change in net unrealized appreciation (depreciation) on investments in underlying funds	12,012,205	9,395,933

Net realized and unrealized gain (loss) on affiliates	52,238,162	15,476,915

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,277,041	$18,067,193

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$24,635,792	$41,365,876	$27,281,106	$47,462,545
Net realized gain (loss)	95,265,462	78,236,384	94,097,850	88,036,550
Change in net unrealized appreciation (depreciation)	(35,609,688)	(52,173,285)	(29,067,335)	(63,322,684)
Net increase (decrease) in net assets resulting from operations	84,291,566	67,428,975	92,311,621	72,176,411

Distributions to Shareholders
From earnings:
Investor Class	(50,182,110)	(41,571,849)	(36,844,710)	(36,773,806)
I Class	(16,463,578)	(17,445,070)	(31,689,498)	(35,462,812)
A Class	(8,754,663)	(10,281,256)	(10,800,846)	(14,811,253)
C Class	(206,948)	(252,614)	(282,499)	(326,912)
R Class	(8,787,568)	(7,582,665)	(9,149,149)	(8,359,891)
R6 Class	(21,210,434)	(17,837,908)	(27,983,570)	(24,043,134)
Decrease in net assets from distributions	(105,605,301)	(94,971,362)	(116,750,272)	(119,777,808)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(222,692,770)	(224,641,773)	(318,923,067)	(316,741,573)

Net increase (decrease) in net assets	(244,006,505)	(252,184,160)	(343,361,718)	(364,342,970)

Net Assets
Beginning of period	1,511,370,962	1,763,555,122	1,667,056,271	2,031,399,241
End of period	$1,267,364,457	$1,511,370,962	$1,323,694,553	$1,667,056,271

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$45,279,884	$73,310,129	$39,378,413	$60,395,612
Net realized gain (loss)	160,017,248	146,868,738	121,601,785	121,474,601
Change in net unrealized appreciation (depreciation)	(43,986,373)	(115,179,955)	(11,678,040)	(89,522,137)
Net increase (decrease) in net assets resulting from operations	161,310,759	104,998,912	149,302,158	92,348,076

Distributions to Shareholders
From earnings:
Investor Class	(69,899,584)	(66,731,826)	(45,411,567)	(41,449,972)
I Class	(43,723,205)	(45,934,887)	(45,147,720)	(46,802,658)
A Class	(18,272,251)	(21,416,791)	(16,590,910)	(19,892,140)
C Class	(279,146)	(260,525)	(264,391)	(243,458)
R Class	(14,207,912)	(11,575,361)	(16,028,978)	(13,088,132)
R6 Class	(49,126,369)	(36,694,709)	(40,445,578)	(31,513,856)
Decrease in net assets from distributions	(195,508,467)	(182,614,099)	(163,889,144)	(152,990,216)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(241,930,003)	(372,472,960)	(252,611,400)	(229,569,753)

Net increase (decrease) in net assets	(276,127,711)	(450,088,147)	(267,198,386)	(290,211,893)

Net Assets
Beginning of period	2,629,903,781	3,079,991,928	2,266,428,782	2,556,640,675
End of period	$2,353,776,070	$2,629,903,781	$1,999,230,396	$2,266,428,782

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$40,645,628	$62,136,123	$28,812,110	$43,239,081
Net realized gain (loss)	148,415,560	155,069,815	108,028,832	116,834,136
Change in net unrealized appreciation (depreciation)	(20,505,556)	(131,377,381)	(9,503,036)	(96,326,330)
Net increase (decrease) in net assets resulting from operations	168,555,632	85,828,557	127,337,906	63,746,887

Distributions to Shareholders
From earnings:
Investor Class	(61,492,551)	(56,406,683)	(39,317,738)	(35,644,230)
I Class	(46,073,414)	(42,685,552)	(36,701,261)	(36,873,208)
A Class	(19,385,867)	(21,318,263)	(14,073,593)	(16,843,127)
C Class	(241,161)	(202,695)	(143,210)	(127,845)
R Class	(16,904,687)	(12,578,350)	(14,740,050)	(11,627,110)
R6 Class	(48,665,172)	(33,823,523)	(35,749,277)	(29,410,728)
Decrease in net assets from distributions	(192,762,852)	(167,015,066)	(140,725,129)	(130,526,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(137,067,887)	(255,750,022)	(184,384,977)	(116,468,421)

Net increase (decrease) in net assets	(161,275,107)	(336,936,531)	(197,772,200)	(183,247,782)

Net Assets
Beginning of period	2,360,703,252	2,697,639,783	1,740,377,535	1,923,625,317
End of period	$2,199,428,145	$2,360,703,252	$1,542,605,335	$1,740,377,535

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$26,956,991	$41,155,069	$18,135,693	$25,920,004
Net realized gain (loss)	123,435,576	134,426,136	78,352,609	83,758,041
Change in net unrealized appreciation (depreciation)	(16,111,484)	(120,838,976)	(423,498)	(72,909,755)
Net increase (decrease) in net assets resulting from operations	134,281,083	54,742,229	96,064,804	36,768,290

Distributions to Shareholders
From earnings:
Investor Class	(47,327,100)	(45,193,140)	(25,450,839)	(21,781,694)
I Class	(33,019,671)	(33,043,975)	(24,602,081)	(22,111,673)
A Class	(14,950,228)	(17,179,516)	(9,337,198)	(10,198,710)
C Class	(192,244)	(173,875)	(106,447)	(92,745)
R Class	(14,926,505)	(11,102,898)	(10,305,931)	(7,077,358)
R6 Class	(43,451,208)	(30,397,224)	(27,479,167)	(19,935,607)
Decrease in net assets from distributions	(153,866,956)	(137,090,628)	(97,281,663)	(81,197,787)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(64,544,722)	(144,976,267)	(56,269,155)	(54,154,960)

Net increase (decrease) in net assets	(84,130,595)	(227,324,666)	(57,486,014)	(98,584,457)

Net Assets
Beginning of period	1,672,761,584	1,900,086,250	1,126,310,367	1,224,894,824
End of period	$1,588,630,989	$1,672,761,584	$1,068,824,353	$1,126,310,367

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2020 AND JULY 31, 2019
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2020	July 31, 2019	July 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$11,038,879	$14,955,266	$2,590,278	$2,476,659
Net realized gain (loss)	40,225,957	41,642,178	6,080,982	5,519,987
Change in net unrealized appreciation (depreciation)	12,012,205	(34,961,624)	9,395,933	(1,599,416)
Net increase (decrease) in net assets resulting from operations	63,277,041	21,635,820	18,067,193	6,397,230

Distributions to Shareholders
From earnings:
Investor Class	(12,378,670)	(9,549,779)	(2,273,089)	(1,087,425)
I Class	(15,317,144)	(13,024,424)	(2,694,183)	(1,498,925)
A Class	(5,182,602)	(4,721,569)	(487,345)	(296,907)
C Class	(62,252)	(42,941)	(8,997)	(6,518)
R Class	(5,674,041)	(3,684,438)	(1,285,380)	(520,188)
R6 Class	(15,687,827)	(10,140,640)	(2,736,068)	(1,331,454)
Decrease in net assets from distributions	(54,302,536)	(41,163,791)	(9,485,062)	(4,741,417)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,720,475	13,814,613	47,402,562	50,846,142

Net increase (decrease) in net assets	26,694,980	(5,713,358)	55,984,693	52,501,955

Net Assets
Beginning of period	680,091,634	685,804,992	143,996,754	91,494,799
End of period	$706,786,614	$680,091,634	$199,981,447	$143,996,754

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2020

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2020, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2020 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2019 until November 30, 2019, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.61%	0.06%	0.07%	0.13%
One Choice 2045 Portfolio	0.92%	0.72%	0.63%	0.06%	0.06%	0.12%
One Choice 2050 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2055 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%
One Choice 2060 Portfolio	0.96%	0.76%	0.65%	0.08%	0.08%	0.12%

Effective December 1, 2019, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2020 Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2025 Portfolio	0.80%	0.62%	0.53%	0.04%	0.06%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.55%	0.05%	0.06%	0.12%
One Choice 2035 Portfolio	0.85%	0.67%	0.57%	0.04%	0.06%	0.11%
One Choice 2040 Portfolio	0.88%	0.70%	0.59%	0.05%	0.07%	0.11%
One Choice 2045 Portfolio	0.91%	0.72%	0.60%	0.05%	0.06%	0.09%
One Choice 2050 Portfolio	0.93%	0.74%	0.62%	0.05%	0.06%	0.09%
One Choice 2055 Portfolio	0.94%	0.75%	0.63%	0.06%	0.07%	0.10%
One Choice 2060 Portfolio	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%

For the period ended July 31, 2020, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2020 Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2025 Portfolio	0.80%	0.62%	0.53%	0.04%	0.06%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.55%	0.05%	0.06%	0.12%
One Choice 2035 Portfolio	0.85%	0.67%	0.57%	0.04%	0.06%	0.11%
One Choice 2040 Portfolio	0.88%	0.70%	0.60%	0.05%	0.07%	0.12%
One Choice 2045 Portfolio	0.91%	0.72%	0.61%	0.05%	0.06%	0.10%
One Choice 2050 Portfolio	0.93%	0.74%	0.63%	0.05%	0.06%	0.10%
One Choice 2055 Portfolio	0.94%	0.75%	0.64%	0.06%	0.07%	0.11%
One Choice 2060 Portfolio	0.95%	0.75%	0.64%	0.07%	0.07%	0.11%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended July 31, 2020 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$198,202	$120,515	$38,525	$985	$39,289	$277,186
One Choice 2020 Portfolio	$135,140	$220,886	$46,591	$1,349	$39,357	$399,339
One Choice 2025 Portfolio	$366,724	$327,195	$103,140	$1,786	$82,522	$616,273
One Choice 2030 Portfolio	$281,144	$332,743	$119,221	$1,949	$116,833	$587,740
One Choice 2035 Portfolio	$328,191	$323,094	$110,794	$1,499	$99,227	$495,915
One Choice 2040 Portfolio	$233,852	$281,286	$95,921	$1,018	$102,511	$440,311
One Choice 2045 Portfolio	$278,194	$211,524	$93,438	$1,259	$96,356	$341,123
One Choice 2050 Portfolio	$148,320	$156,291	$60,939	$762	$68,947	$270,977
One Choice 2055 Portfolio	$95,024	$133,447	$45,428	$573	$51,562	$182,277
One Choice 2060 Portfolio	$26,310	$33,067	$6,678	$140	$19,016	$49,928

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2020 are detailed in the Statements of Operations.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2020 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$327,357,241	$355,699,249	$631,415,400	$567,902,184	$604,143,319
Sales	$598,721,795	$729,108,398	$961,374,193	$887,104,873	$827,307,263

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$450,354,893	$476,305,284	$365,019,548	$263,708,923	$102,473,480
Sales	$694,486,031	$613,182,976	$460,308,669	$263,819,674	$55,754,111

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	5,612,061	$72,628,642	12,317,769	$155,684,182
Issued in reinvestment of distributions	3,871,430	49,726,444	3,418,850	41,130,511
Redeemed	(18,839,346)	(240,463,846)	(18,606,443)	(240,819,109)
	(9,355,855)	(118,108,760)	(2,869,824)	(44,004,416)
I Class
Sold	2,460,843	31,664,890	3,974,848	51,220,216
Issued in reinvestment of distributions	1,221,014	15,677,207	1,397,593	16,839,177
Redeemed	(8,354,398)	(107,932,948)	(12,189,208)	(157,350,115)
	(4,672,541)	(60,590,851)	(6,816,767)	(89,290,722)
A Class
Sold	1,781,888	22,843,975	2,182,562	28,218,859
Issued in reinvestment of distributions	625,769	8,046,941	779,852	9,358,829
Redeemed	(5,266,658)	(68,321,269)	(8,302,088)	(107,616,469)
	(2,859,001)	(37,430,353)	(5,339,674)	(70,038,781)
C Class
Sold	8,892	116,403	25,314	329,407
Issued in reinvestment of distributions	16,125	206,948	21,295	252,614
Redeemed	(103,437)	(1,336,571)	(167,019)	(2,146,872)
	(78,420)	(1,013,220)	(120,410)	(1,564,851)
R Class
Sold	1,385,954	17,865,750	1,587,077	20,518,114
Issued in reinvestment of distributions	677,861	8,708,906	617,044	7,378,623
Redeemed	(2,756,609)	(35,264,563)	(3,246,137)	(42,210,473)
	(692,794)	(8,689,907)	(1,042,016)	(14,313,736)
R6 Class
Sold	8,246,628	87,879,620	9,668,966	103,403,980
Issued in reinvestment of distributions	2,006,587	20,895,778	1,785,674	17,788,279
Redeemed	(10,087,207)	(105,635,077)	(11,834,255)	(126,621,526)
	166,008	3,140,321	(379,615)	(5,429,267)
Net increase (decrease)	(17,492,603)	$(222,692,770)	(16,568,306)	$(224,641,773)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	3,915,878	$47,046,768	10,343,787	$122,159,216
Issued in reinvestment of distributions	3,049,269	36,652,208	3,306,794	36,672,350
Redeemed	(20,101,430)	(241,614,919)	(20,094,080)	(244,649,128)
	(13,136,283)	(157,915,943)	(6,443,499)	(85,817,562)
I Class
Sold	3,952,379	47,587,337	7,297,197	88,634,071
Issued in reinvestment of distributions	2,635,756	31,655,428	3,196,148	35,445,277
Redeemed	(14,406,743)	(173,873,855)	(24,278,828)	(294,741,372)
	(7,818,608)	(94,631,090)	(13,785,483)	(170,662,024)
A Class
Sold	1,869,799	22,527,517	2,623,221	31,755,088
Issued in reinvestment of distributions	858,235	10,307,406	1,247,078	13,830,089
Redeemed	(6,811,492)	(82,703,210)	(10,711,028)	(130,092,822)
	(4,083,458)	(49,868,287)	(6,840,729)	(84,507,645)
C Class
Sold	13,879	168,501	33,078	399,759
Issued in reinvestment of distributions	23,444	282,499	29,217	324,888
Redeemed	(140,223)	(1,707,699)	(158,093)	(1,923,765)
	(102,900)	(1,256,699)	(95,798)	(1,199,118)
R Class
Sold	2,302,671	27,569,823	2,435,331	29,567,980
Issued in reinvestment of distributions	755,016	9,075,292	733,126	8,130,365
Redeemed	(3,764,470)	(44,929,003)	(3,670,133)	(44,708,584)
	(706,783)	(8,283,888)	(501,676)	(7,010,239)
R6 Class
Sold	9,796,950	107,055,994	13,039,605	144,474,426
Issued in reinvestment of distributions	2,552,393	27,744,515	2,369,001	23,950,596
Redeemed	(13,152,794)	(141,767,669)	(12,321,942)	(135,970,007)
	(803,451)	(6,967,160)	3,086,664	32,455,015
Net increase (decrease)	(26,651,483)	$(318,923,067)	(24,580,521)	$(316,741,573)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	7,981,145	$114,119,744	10,407,754	$150,880,335
Issued in reinvestment of distributions	4,856,342	69,737,078	5,086,034	66,627,052
Redeemed	(21,691,357)	(310,005,890)	(25,616,238)	(368,698,222)
	(8,853,870)	(126,149,068)	(10,122,450)	(151,190,835)
I Class
Sold	5,281,466	75,841,301	9,648,817	138,440,650
Issued in reinvestment of distributions	2,971,750	42,674,323	3,442,380	45,095,173
Redeemed	(15,670,176)	(224,673,223)	(25,459,877)	(363,652,131)
	(7,416,960)	(106,157,599)	(12,368,680)	(180,116,308)
A Class
Sold	3,177,696	45,599,956	4,031,682	58,229,131
Issued in reinvestment of distributions	1,189,314	17,090,436	1,526,871	20,002,016
Redeemed	(8,742,388)	(125,970,457)	(13,614,754)	(196,643,728)
	(4,375,378)	(63,280,065)	(8,056,201)	(118,412,581)
C Class
Sold	35,455	512,136	35,985	518,145
Issued in reinvestment of distributions	19,370	278,926	19,828	260,338
Redeemed	(68,907)	(994,607)	(111,460)	(1,614,976)
	(14,082)	(203,545)	(55,647)	(836,493)
R Class
Sold	3,224,917	46,284,554	3,453,571	49,689,694
Issued in reinvestment of distributions	972,568	13,975,806	857,520	11,233,516
Redeemed	(4,100,368)	(58,303,427)	(4,011,642)	(58,100,351)
	97,117	1,956,933	299,449	2,822,859
R6 Class
Sold	16,998,589	186,933,067	19,677,835	221,417,643
Issued in reinvestment of distributions	4,453,419	48,631,336	3,579,869	36,478,860
Redeemed	(16,859,892)	(183,661,062)	(16,246,680)	(182,636,105)
	4,592,116	51,903,341	7,011,024	75,260,398
Net increase (decrease)	(15,971,057)	$(241,930,003)	(23,292,505)	$(372,472,960)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	7,091,019	$88,534,428	13,650,132	$166,664,496
Issued in reinvestment of distributions	3,602,533	45,319,860	3,650,962	41,401,910
Redeemed	(23,204,288)	(291,461,509)	(19,725,164)	(248,576,989)
	(12,510,736)	(157,607,221)	(2,424,070)	(40,510,583)
I Class
Sold	6,415,162	80,225,270	10,482,457	131,279,820
Issued in reinvestment of distributions	3,590,476	45,132,279	4,128,820	46,779,529
Redeemed	(17,812,365)	(223,045,699)	(28,803,144)	(360,055,153)
	(7,806,727)	(97,688,150)	(14,191,867)	(181,995,804)
A Class
Sold	3,270,230	41,118,630	4,354,595	54,550,248
Issued in reinvestment of distributions	1,209,535	15,191,762	1,603,654	18,169,405
Redeemed	(8,592,238)	(107,893,408)	(13,184,142)	(165,346,090)
	(4,112,473)	(51,583,016)	(7,225,893)	(92,626,437)
C Class
Sold	52,085	662,181	41,406	519,772
Issued in reinvestment of distributions	20,983	264,391	21,431	243,458
Redeemed	(138,877)	(1,689,137)	(49,517)	(618,393)
	(65,809)	(762,565)	13,320	144,837
R Class
Sold	4,482,344	55,903,662	4,783,628	60,019,515
Issued in reinvestment of distributions	1,259,904	15,836,990	1,123,397	12,728,079
Redeemed	(4,801,194)	(59,403,692)	(4,223,976)	(53,138,085)
	941,054	12,336,960	1,683,049	19,609,509
R6 Class
Sold	13,317,392	152,602,829	18,112,731	207,870,738
Issued in reinvestment of distributions	3,476,741	39,808,690	3,009,011	31,293,719
Redeemed	(13,273,103)	(149,718,927)	(15,110,408)	(173,355,732)
	3,521,030	42,692,592	6,011,334	65,808,725
Net increase (decrease)	(20,033,661)	$(252,611,400)	(16,134,127)	$(229,569,753)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	5,890,791	$91,510,420	7,214,413	$113,778,395
Issued in reinvestment of distributions	3,903,265	61,320,294	4,002,512	56,315,344
Redeemed	(15,862,451)	(246,419,876)	(19,253,179)	(302,598,112)
	(6,068,395)	(93,589,162)	(8,036,254)	(132,504,373)
I Class
Sold	4,848,620	75,477,238	8,435,406	131,016,643
Issued in reinvestment of distributions	2,794,124	43,923,632	2,918,263	41,089,146
Redeemed	(12,434,650)	(194,596,950)	(18,778,908)	(291,697,866)
	(4,791,906)	(75,196,080)	(7,425,239)	(119,592,077)
A Class
Sold	2,731,046	42,603,301	4,376,460	68,815,527
Issued in reinvestment of distributions	1,160,518	18,231,732	1,424,314	20,054,335
Redeemed	(7,328,268)	(114,605,692)	(11,352,853)	(178,121,434)
	(3,436,704)	(53,770,659)	(5,552,079)	(89,251,572)
C Class
Sold	24,408	370,790	17,217	268,998
Issued in reinvestment of distributions	15,346	241,089	14,396	202,695
Redeemed	(67,355)	(1,028,295)	(31,367)	(491,651)
	(27,601)	(416,416)	246	(19,958)
R Class
Sold	3,734,226	58,127,687	3,736,172	58,568,310
Issued in reinvestment of distributions	1,059,720	16,658,802	864,660	12,174,392
Redeemed	(3,922,588)	(60,960,989)	(3,792,954)	(59,784,920)
	871,358	13,825,500	807,878	10,957,782
R6 Class
Sold	15,202,879	169,241,890	16,442,533	190,278,574
Issued in reinvestment of distributions	4,321,771	48,187,746	3,267,527	33,688,207
Redeemed	(13,076,767)	(145,350,706)	(12,888,407)	(149,306,605)
	6,447,883	72,078,930	6,821,653	74,660,176
Net increase (decrease)	(7,005,365)	$(137,067,887)	(13,383,795)	$(255,750,022)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	5,060,924	$65,484,134	9,461,201	$121,437,831
Issued in reinvestment of distributions	2,985,848	39,293,757	3,047,936	35,630,379
Redeemed	(16,553,942)	(216,034,644)	(14,459,873)	(191,681,179)
	(8,507,170)	(111,256,753)	(1,950,736)	(34,612,969)
I Class
Sold	5,007,760	65,194,171	7,857,823	103,136,624
Issued in reinvestment of distributions	2,789,852	36,686,553	3,153,751	36,867,354
Redeemed	(13,500,059)	(177,314,122)	(18,600,344)	(244,223,397)
	(5,702,447)	(75,433,398)	(7,588,770)	(104,219,419)
A Class
Sold	2,590,721	33,706,814	3,507,017	46,191,468
Issued in reinvestment of distributions	982,910	12,935,100	1,313,405	15,353,700
Redeemed	(6,360,480)	(83,473,345)	(9,389,845)	(123,409,668)
	(2,786,849)	(36,831,431)	(4,569,423)	(61,864,500)
C Class
Sold	17,224	218,498	25,474	336,584
Issued in reinvestment of distributions	10,890	143,210	10,936	127,845
Redeemed	(58,461)	(736,435)	(37,136)	(485,250)
	(30,347)	(374,727)	(726)	(20,821)
R Class
Sold	4,083,724	52,831,174	3,806,102	49,970,603
Issued in reinvestment of distributions	1,101,795	14,499,640	966,386	11,297,048
Redeemed	(3,702,429)	(47,623,512)	(3,250,920)	(42,740,181)
	1,483,090	19,707,302	1,521,568	18,527,470
R6 Class
Sold	10,345,276	119,698,307	14,032,452	166,491,910
Issued in reinvestment of distributions	3,005,180	35,250,758	2,778,555	29,230,396
Redeemed	(11,755,765)	(135,145,035)	(11,033,844)	(130,000,488)
	1,594,691	19,804,030	5,777,163	65,721,818
Net increase (decrease)	(13,949,032)	$(184,384,977)	(6,810,924)	$(116,468,421)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	4,199,336	$67,792,575	5,272,784	$87,382,532
Issued in reinvestment of distributions	2,867,633	47,229,913	3,101,580	45,127,990
Redeemed	(10,523,498)	(171,848,208)	(13,354,060)	(221,442,706)
	(3,456,529)	(56,825,720)	(4,979,696)	(88,932,184)
I Class
Sold	4,044,499	65,541,024	6,165,788	101,441,477
Issued in reinvestment of distributions	1,906,803	31,424,115	2,187,387	31,848,359
Redeemed	(8,821,186)	(145,427,575)	(13,162,550)	(215,589,463)
	(2,869,884)	(48,462,436)	(4,809,375)	(82,299,627)
A Class
Sold	2,042,166	33,072,863	3,219,039	53,288,463
Issued in reinvestment of distributions	839,693	13,829,750	1,085,222	15,789,983
Redeemed	(5,230,737)	(85,626,895)	(8,113,095)	(133,940,413)
	(2,348,878)	(38,724,282)	(3,808,834)	(64,861,967)
C Class
Sold	19,084	316,936	29,283	479,059
Issued in reinvestment of distributions	11,578	190,696	11,859	172,546
Redeemed	(55,778)	(922,080)	(51,454)	(838,387)
	(25,116)	(414,448)	(10,312)	(186,782)
R Class
Sold	3,179,379	51,239,233	3,245,405	53,494,936
Issued in reinvestment of distributions	897,791	14,795,604	743,538	10,825,901
Redeemed	(2,792,443)	(45,459,247)	(2,815,058)	(46,646,824)
	1,284,727	20,575,590	1,173,885	17,674,013
R6 Class
Sold	11,456,089	128,273,838	12,874,955	152,206,949
Issued in reinvestment of distributions	3,842,948	43,079,443	2,941,024	30,292,546
Redeemed	(10,048,831)	(112,046,707)	(9,229,602)	(108,869,215)
	5,250,206	59,306,574	6,586,377	73,630,280
Net increase (decrease)	(2,165,474)	$(64,544,722)	(5,847,955)	$(144,976,267)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	4,157,593	$54,833,864	6,231,371	$83,160,808
Issued in reinvestment of distributions	1,872,725	25,450,332	1,839,650	21,781,459
Redeemed	(9,878,452)	(132,729,131)	(9,380,238)	(127,051,239)
	(3,848,134)	(52,444,935)	(1,309,217)	(22,108,972)
I Class
Sold	4,426,399	58,406,120	5,999,441	81,097,192
Issued in reinvestment of distributions	1,807,900	24,587,435	1,865,557	22,106,847
Redeemed	(8,453,522)	(114,569,116)	(13,212,974)	(177,933,170)
	(2,219,223)	(31,575,561)	(5,347,976)	(74,729,131)
A Class
Sold	2,215,552	29,614,315	3,104,457	41,899,244
Issued in reinvestment of distributions	605,148	8,223,956	749,887	8,878,662
Redeemed	(4,749,105)	(63,770,304)	(6,437,256)	(87,173,141)
	(1,928,405)	(25,932,033)	(2,582,912)	(36,395,235)
C Class
Sold	12,349	161,221	12,891	171,213
Issued in reinvestment of distributions	7,827	106,447	7,826	92,738
Redeemed	(27,928)	(362,405)	(19,610)	(259,343)
	(7,752)	(94,737)	1,107	4,608
R Class
Sold	3,502,427	46,437,891	3,239,087	43,662,997
Issued in reinvestment of distributions	745,959	10,145,028	574,453	6,807,248
Redeemed	(2,661,338)	(35,133,823)	(2,222,567)	(30,112,783)
	1,587,048	21,449,096	1,590,973	20,357,462
R6 Class
Sold	8,590,131	102,025,788	10,743,309	131,170,437
Issued in reinvestment of distributions	2,243,924	27,218,792	1,862,614	19,874,094
Redeemed	(8,253,207)	(96,915,565)	(7,578,519)	(92,328,223)
	2,580,848	32,329,015	5,027,404	58,716,308
Net increase (decrease)	(3,835,618)	$(56,269,155)	(2,620,621)	$(54,154,960)

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	3,031,159	$43,773,463	3,474,939	$50,754,507
Issued in reinvestment of distributions	831,271	12,369,313	746,124	9,542,925
Redeemed	(4,820,598)	(70,521,237)	(4,958,892)	(72,766,045)
	(958,168)	(14,378,461)	(737,829)	(12,468,613)
I Class
Sold	3,797,693	54,389,084	4,710,508	68,421,932
Issued in reinvestment of distributions	1,016,189	15,110,733	1,009,640	12,903,195
Redeemed	(5,038,366)	(74,413,536)	(6,909,212)	(99,332,629)
	(224,484)	(4,913,719)	(1,189,064)	(18,007,502)
A Class
Sold	1,527,894	22,088,354	2,068,614	30,076,091
Issued in reinvestment of distributions	331,638	4,931,456	353,028	4,511,694
Redeemed	(2,579,471)	(37,583,101)	(3,110,146)	(45,356,481)
	(719,939)	(10,563,291)	(688,504)	(10,768,696)
C Class
Sold	11,694	168,062	9,625	138,503
Issued in reinvestment of distributions	4,203	62,252	3,371	42,941
Redeemed	(11,282)	(164,894)	(8,628)	(117,433)
	4,615	65,420	4,368	64,011
R Class
Sold	2,428,300	35,015,359	2,118,478	30,798,261
Issued in reinvestment of distributions	376,109	5,596,507	280,345	3,585,617
Redeemed	(1,711,464)	(25,136,316)	(1,557,481)	(22,679,796)
	1,092,945	15,475,550	841,342	11,704,082
R6 Class
Sold	6,861,886	83,860,128	6,886,852	86,464,787
Issued in reinvestment of distributions	1,237,752	15,583,299	923,717	10,133,180
Redeemed	(5,560,176)	(67,408,451)	(4,282,217)	(53,306,636)
	2,539,462	32,034,976	3,528,352	43,291,331
Net increase (decrease)	1,734,431	$17,720,475	1,758,665	$13,814,613

	Year ended July 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	1,782,933	$22,396,199	1,971,640	$24,343,280
Issued in reinvestment of distributions	172,334	2,273,084	98,055	1,087,425
Redeemed	(1,955,072)	(25,056,776)	(903,178)	(11,237,377)
	195	(387,493)	1,166,517	14,193,328
I Class
Sold	2,001,082	25,000,871	2,004,673	25,174,873
Issued in reinvestment of distributions	203,732	2,689,262	135,038	1,498,925
Redeemed	(1,139,250)	(14,712,154)	(1,418,544)	(17,668,226)
	1,065,564	12,977,979	721,167	9,005,572
A Class
Sold	468,978	5,967,040	426,865	5,364,694
Issued in reinvestment of distributions	34,750	458,347	26,657	295,629
Redeemed	(369,060)	(4,774,244)	(316,351)	(3,936,016)
	134,668	1,651,143	137,171	1,724,307
C Class
Sold	1,065	13,284	1,419	16,945
Issued in reinvestment of distributions	686	8,997	590	6,518
Redeemed	(84)	(1,059)	(1,879)	(23,469)
	1,667	21,222	130	(6)
R Class
Sold	1,364,176	17,257,070	983,904	12,354,354
Issued in reinvestment of distributions	97,285	1,283,190	46,682	517,688
Redeemed	(462,482)	(5,861,425)	(237,345)	(2,982,444)
	998,979	12,678,835	793,241	9,889,598
R6 Class
Sold	2,790,895	35,146,205	2,382,348	29,942,219
Issued in reinvestment of distributions	206,127	2,727,062	119,728	1,331,372
Redeemed	(1,366,053)	(17,412,391)	(1,203,271)	(15,240,248)
	1,630,969	20,460,876	1,298,805	16,033,343
Net increase (decrease)	3,832,042	$47,402,562	4,117,031	$50,846,142

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2020 and July 31, 2019 were as follows:

	2020		2019
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$26,116,481	$79,488,820	$41,314,374	$53,656,988
One Choice 2020 Portfolio	$26,477,839	$90,272,433	$48,313,653	$71,464,155
One Choice 2025 Portfolio	$44,705,888	$150,802,579	$76,349,466	$106,264,633
One Choice 2030 Portfolio	$37,253,311	$126,635,833	$62,907,944	$90,082,272
One Choice 2035 Portfolio	$38,741,933	$154,020,919	$64,275,813	$102,739,253
One Choice 2040 Portfolio	$28,484,175	$112,240,954	$45,509,830	$85,016,418
One Choice 2045 Portfolio	$26,732,686	$127,134,270	$42,473,552	$94,617,076
One Choice 2050 Portfolio	$17,634,108	$79,647,555	$26,681,102	$54,516,685
One Choice 2055 Portfolio	$10,798,459	$43,504,077	$15,024,358	$26,139,433
One Choice 2060 Portfolio	$2,412,677	$7,072,385	$2,391,573	$2,349,844

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Capital	$13,908,191	$15,198,262	$21,044,373	$18,313,385	$19,030,678
Distributable earnings	$(13,908,191)	$(15,198,262)	$(21,044,373)	$(18,313,385)	$(19,030,678)

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Capital	$17,277,686	$15,677,764	$12,492,978	$6,255,245	$1,068,820
Distributable earnings	$(17,277,686)	$(15,677,764)	$(12,492,978)	$(6,255,245)	$(1,068,820)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,121,291,634	$1,173,146,771	$2,065,935,912	$1,786,905,817	$1,918,141,998
Gross tax appreciation of investments	$153,578,171	$157,419,038	$305,564,303	$230,980,752	$306,650,163
Gross tax depreciation of investments	(7,469,775)	(6,874,092)	(17,728,452)	(18,684,250)	(25,368,004)
Net tax appreciation (depreciation) of investments	$146,108,396	$150,544,946	$287,835,851	$212,296,502	$281,282,159
Undistributed ordinary income	—	$5,595,287	$9,515,755	$5,980,953	$9,086,353
Accumulated long-term gains	$59,374,146	$58,081,492	$107,261,039	$82,483,038	$102,233,060

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,371,452,703	$1,378,300,516	$959,935,904	$658,283,673	$189,733,977
Gross tax appreciation of investments	$189,716,952	$231,838,134	$124,397,330	$64,083,808	$14,744,846
Gross tax depreciation of investments	(18,567,146)	(21,510,535)	(15,511,793)	(15,583,073)	(4,492,309)
Net tax appreciation (depreciation) of investments	$171,149,806	$210,327,599	$108,885,537	$48,500,735	$10,252,537
Undistributed ordinary income	$3,375,120	$5,585,220	$3,412,072	$1,708,704	$601,861
Accumulated long-term gains	$74,671,885	$82,311,562	$53,074,050	$29,228,313	$5,145,589

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

10. Corporate Event

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice 2020 Portfolio will be transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. The financial statements and performance history of One Choice In Retirement Portfolio will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on October 2, 2020.

11. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended July 31, 2020 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$46,040	$2,119	$9,472	$2,388	$41,075	3,321	$41	$1,350
NT Diversified Bond Fund	307,562	42,537	95,836	15,610	269,873	23,165	3,310	7,351
NT High Income Fund	51,410	5,207	8,421	(1,256)	46,940	5,047	(307)	3,043
Short Duration Inflation Protection Bond Fund	107,144	8,221	23,218	1,312	93,459	8,876	(331)	2,787
NT Disciplined Growth Fund	26,194	17,628	15,486	6,167	34,503	2,262	165	2,449
NT Equity Growth Fund	120,641	17,732	60,885	(31,806)	45,682	4,071	25,483	13,368
NT Growth Fund	77,800	12,999	35,077	(4,923)	50,799	2,557	10,723	8,402
NT Heritage Fund	28,593	6,523	10,792	(750)	23,574	1,727	1,423	3,765
NT Large Company Value Fund	136,859	19,452	37,202	(11,454)	107,655	10,332	3,065	6,658
NT Mid Cap Value Fund	61,463	7,558	15,723	(4,583)	48,715	4,330	1,847	1,350
Small Cap Growth Fund	—	15,877	5,170	1,860	12,567	585	(40)	688
Small Cap Value Fund	—	16,159	1,708	(2,105)	12,346	1,911	(220)	433
Sustainable Equity Fund	—	107,729	32,169	8,160	83,720	2,479	(1,020)	1,192
Emerging Markets Debt Fund	17,290	1,581	3,306	(77)	15,488	1,502	(2)	748
Global Bond Fund	119,898	10,488	25,744	(222)	104,420	9,992	740	3,935
International Bond Fund(3)	33,656	1,839	5,813	1,155	30,837	2,235	390	—
NT Global Real Estate Fund	15,318	1,873	3,846	(600)	12,745	1,253	288	766
NT International Growth Fund	62,773	5,265	21,510	2,843	49,371	4,060	4,222	1,583
NT International Small-Mid Cap Fund	7,216	756	2,312	898	6,558	570	42	228
NT International Value Fund	70,087	11,312	25,180	(857)	55,362	6,662	(2,847)	3,212
U.S. Government Money Market Fund	151,824	11,707	41,820	—	121,711	121,711	—	1,830
NT Core Equity Plus Fund	40,374	1,525	28,180	(13,719)	—	—	11,909	1,439
NT Small Company Fund	29,233	1,270	26,852	(3,651)	—	—	4,119	246
	$1,511,375	$327,357	$535,722	$(35,610)	$1,267,400	218,648	$63,000	$66,823
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2020 Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$52,954	$2,299	$14,451	$2,533	$43,335	3,503	$78	$1,446
NT Diversified Bond Fund	337,740	43,471	113,910	16,239	283,540	24,338	3,933	7,886
NT High Income Fund	57,209	5,538	13,211	(1,127)	48,409	5,205	(513)	3,256
Short Duration Inflation Protection Bond Fund	113,708	10,781	27,373	1,388	98,504	9,355	(375)	2,994
NT Disciplined Growth Fund	29,298	19,896	19,805	5,926	35,315	2,316	783	2,638
NT Equity Growth Fund	133,383	18,416	78,890	(25,680)	47,229	4,209	18,880	14,417
NT Growth Fund	86,156	13,987	42,117	(5,735)	52,291	2,632	11,679	9,242
NT Heritage Fund	32,371	6,833	13,632	(1,585)	23,987	1,757	2,185	4,068
NT Large Company Value Fund	151,297	20,452	47,925	(11,552)	112,272	10,775	3,204	7,162
NT Mid Cap Value Fund	69,126	8,025	21,475	(5,052)	50,624	4,500	2,424	1,447
Small Cap Growth Fund	—	17,329	6,657	1,896	12,568	585	(2)	734
Small Cap Value Fund	—	17,572	3,041	(2,060)	12,471	1,930	(378)	465
Sustainable Equity Fund	—	118,297	39,965	8,571	86,903	2,573	(791)	1,287
Emerging Markets Debt Fund	19,750	1,688	4,997	(85)	16,356	1,586	(3)	808
Global Bond Fund	131,412	10,760	31,617	(422)	110,133	10,539	965	4,221
International Bond Fund(3)	37,220	1,892	7,897	1,042	32,257	2,337	611	—
U.S. Government Money Market Fund	163,283	15,662	50,012	—	128,933	128,933	—	1,953
NT Global Real Estate Fund	17,062	2,105	5,363	(706)	13,098	1,288	436	826
NT International Growth Fund	69,442	5,391	26,616	3,076	51,293	4,218	4,454	1,724
NT International Small-Mid Cap Fund	8,649	809	3,820	926	6,564	570	77	255
NT International Value Fund	77,534	11,811	30,487	(1,248)	57,610	6,933	(2,452)	3,516
Non-U.S. Intrinsic Value Fund(4)	1,001	28	1,032	3	—	—	31	28
NT Core Equity Plus Fund	44,693	1,576	34,253	(12,016)	—	—	10,029	1,576
NT Emerging Markets Fund	1,188	14	540	(662)	—	—	670	14
NT Small Company Fund	32,579	1,067	30,909	(2,737)	—	—	3,188	311
	$1,667,055	$355,699	$669,995	$(29,067)	$1,323,692	230,082	$59,113	$72,274
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
NT Disciplined Growth Fund	$52,481	$34,935	$28,151	$12,540	$71,805	4,709	$480	$4,908
NT Equity Growth Fund	218,474	29,238	115,611	(43,338)	88,763	7,911	32,010	24,396
NT Growth Fund	154,903	23,441	60,283	(12,403)	105,658	5,317	24,451	16,993
NT Heritage Fund	65,207	13,178	22,310	(1,581)	54,494	3,992	3,216	8,464
NT Large Company Value Fund	243,707	34,425	54,629	(17,538)	205,965	19,766	2,289	12,034
NT Mid Cap Value Fund	127,637	14,275	27,797	(8,416)	105,699	9,395	2,323	2,807
Small Cap Growth Fund	—	29,549	7,665	3,580	25,464	1,186	(71)	1,294
Small Cap Value Fund	—	31,342	2,575	(4,071)	24,696	3,823	(355)	832
Sustainable Equity Fund	—	195,648	48,813	15,246	162,081	4,800	(1,531)	2,177
Inflation-Adjusted Bond Fund	108,517	7,448	22,888	5,802	98,879	7,993	58	3,187
NT Diversified Bond Fund	502,961	89,929	145,281	27,692	475,301	40,798	4,826	12,349
NT High Income Fund	99,446	11,418	13,975	(2,537)	94,352	10,145	(602)	5,958
Short Duration Inflation Protection Bond Fund	111,812	15,224	15,190	1,557	113,403	10,770	(278)	3,133
Non-U.S. Intrinsic Value Fund(3)	16,471	3,010	5,057	(2,481)	11,943	1,527	(40)	894
NT Emerging Markets Fund	21,696	895	5,721	(173)	16,697	1,338	2,031	589
NT Global Real Estate Fund	32,109	2,934	5,655	(1,264)	28,124	2,765	380	1,636
NT International Growth Fund	120,177	8,819	35,532	7,378	100,842	8,293	6,617	3,101
NT International Small-Mid Cap Fund	23,445	2,163	8,250	2,737	20,095	1,746	132	743
NT International Value Fund	115,474	19,771	34,312	(885)	100,048	12,039	(4,874)	5,428
Emerging Markets Debt Fund	43,681	4,375	8,442	(168)	39,446	3,826	(73)	1,883
Global Bond Fund	195,450	25,802	38,891	108	182,469	17,461	855	6,599
International Bond Fund(4)	55,154	4,734	8,222	2,214	53,880	3,904	460	—
U.S. Government Money Market Fund	191,592	24,687	42,611	—	173,668	173,668	—	2,392
NT Core Equity Plus Fund	73,401	2,592	54,596	(21,397)	—	—	18,119	2,592
NT Small Company Fund	56,107	1,583	51,102	(6,588)	—	—	7,392	527
	$2,629,902	$631,415	$863,559	$(43,986)	$2,353,772	357,172	$97,815	$124,916
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.
(4)Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$14,918	$5,678	$4,611	$13,851	304	$854	—
NT Disciplined Growth Fund	$50,013	18,301	20,260	9,556	57,610	3,778	860	$3,818
NT Equity Growth Fund	193,344	25,891	109,322	(31,071)	78,842	7,027	21,040	21,736
NT Growth Fund	147,870	22,486	64,626	(4,788)	100,942	5,080	15,682	16,391
NT Heritage Fund	72,366	14,568	25,569	(917)	60,448	4,428	2,364	9,450
NT Large Company Value Fund	214,273	29,312	49,069	(13,064)	181,452	17,414	679	10,598
NT Mid Cap Value Fund	123,684	12,488	27,546	(5,745)	102,881	9,145	113	2,727
Small Cap Growth Fund	—	27,335	6,835	3,271	23,771	1,107	(51)	1,196
Small Cap Value Fund	—	28,996	2,806	(3,773)	22,417	3,470	(241)	772
Sustainable Equity Fund	—	173,152	42,445	13,329	144,036	4,265	(1,029)	1,948
Inflation-Adjusted Bond Fund	102,472	9,970	24,835	5,628	93,235	7,537	(204)	3,082
NT Diversified Bond Fund	406,487	86,207	138,770	21,921	375,845	32,261	3,978	9,898
NT High Income Fund	90,967	11,009	15,481	(2,130)	84,365	9,071	(638)	5,412
Short Duration Inflation Protection Bond Fund	50,918	8,811	8,152	710	52,287	4,966	(154)	1,487
Non-U.S. Intrinsic Value Fund(4)	28,465	5,913	7,311	(4,641)	22,426	2,868	72	1,557
NT Emerging Markets Fund	42,273	2,115	12,536	1,754	33,606	2,693	2,041	1,149
NT Global Real Estate Fund	32,863	3,407	6,723	(1,322)	28,225	2,775	544	1,654
NT International Growth Fund	111,676	7,288	33,537	8,804	94,231	7,749	4,365	2,872
NT International Small-Mid Cap Fund	29,156	2,574	9,685	3,420	25,465	2,212	224	907
NT International Value Fund	92,669	14,137	25,182	(1,024)	80,600	9,699	(3,264)	4,336
Emerging Markets Debt Fund	46,198	4,530	9,386	(205)	41,137	3,990	(66)	1,988
Global Bond Fund	158,586	21,071	37,639	154	142,172	13,605	440	5,345
International Bond Fund(3)	42,142	5,677	7,695	1,835	41,959	3,041	238	—
U.S. Government Money Market Fund	113,612	13,932	30,145	—	97,399	97,399	—	1,386
NT Core Equity Plus Fund	64,745	2,306	52,607	(14,444)	—	—	11,547	2,306
NT Small Company Fund	51,648	1,508	49,609	(3,547)	—	—	4,262	548
	$2,266,427	$567,902	$823,449	$(11,678)	$1,999,202	255,884	$63,656	$112,563
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$34,469	$12,346	$11,026	$33,149	728	$2,127	—
NT Disciplined Growth Fund	$57,023	5,150	14,080	7,455	55,548	3,643	3,068	$3,372
NT Equity Growth Fund	208,317	27,234	108,208	(35,565)	91,778	8,180	24,943	23,702
NT Growth Fund	169,284	23,666	63,082	(5,000)	124,868	6,284	18,728	18,817
NT Heritage Fund	98,681	19,045	29,150	(488)	88,088	6,453	2,990	13,029
NT Large Company Value Fund	232,176	30,749	38,322	(15,260)	209,343	20,091	723	11,706
NT Mid Cap Value Fund	142,955	14,668	23,471	(6,811)	127,341	11,319	(327)	3,259
Small Cap Growth Fund	—	31,136	5,812	3,900	29,224	1,361	(2)	1,377
Small Cap Value Fund	—	33,021	1,720	(4,625)	26,676	4,129	(172)	893
Sustainable Equity Fund	—	185,293	32,868	14,850	167,275	4,953	(878)	2,094
Inflation-Adjusted Bond Fund	88,545	10,893	17,121	5,052	87,369	7,063	(86)	2,782
NT Diversified Bond Fund	376,273	81,289	117,561	21,359	361,360	31,018	3,538	9,382
NT High Income Fund	89,696	12,085	11,353	(2,223)	88,205	9,484	(569)	5,506
Short Duration Inflation Protection Bond Fund	16,259	5,236	1,712	273	20,056	1,905	(60)	527
Non-U.S. Intrinsic Value Fund(4)	46,898	10,258	9,041	(8,413)	39,702	5,077	124	2,608
NT Emerging Markets Fund	77,034	4,284	19,791	4,990	66,517	5,330	2,405	2,103
NT Global Real Estate Fund	40,922	4,280	6,452	(1,596)	37,154	3,653	525	2,098
NT International Growth Fund	125,160	7,654	29,350	10,611	114,075	9,381	5,084	3,291
NT International Small-Mid Cap Fund	40,565	3,496	10,918	5,000	38,143	3,314	303	1,291
NT International Value Fund	87,324	12,766	14,479	(2,392)	83,219	10,014	(1,752)	4,176
Emerging Markets Debt Fund	50,362	5,520	7,962	(239)	47,681	4,625	(111)	2,240
Global Bond Fund	148,820	21,272	30,237	373	140,228	13,419	233	5,129
International Bond Fund(3)	17,395	4,588	2,156	1,000	20,827	1,509	(1)	—
U.S. Government Money Market Fund	118,760	11,591	28,753	—	101,598	101,598	—	1,462
NT Core Equity Plus Fund	69,784	2,484	54,035	(18,233)	—	—	15,105	2,484
NT Small Company Fund	58,490	2,016	54,956	(5,550)	—	—	6,433	583
	$2,360,723	$604,143	$744,936	$(20,506)	$2,199,424	274,531	$82,371	$123,911
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$40,873	$16,147	$12,376	$37,102	815	$2,256	—
NT Disciplined Growth Fund	$45,500	2,540	18,955	1,149	30,234	1,983	4,913	$1,821
NT Equity Growth Fund	158,649	19,365	86,764	(24,500)	66,750	5,949	16,463	17,759
NT Growth Fund	133,992	16,767	52,434	(2,708)	95,617	4,812	12,914	14,840
NT Heritage Fund	92,902	18,025	31,010	613	80,530	5,900	1,254	12,292
NT Large Company Value Fund	179,709	19,511	34,494	(11,092)	153,634	14,744	567	8,879
NT Mid Cap Value Fund	113,736	10,533	23,151	(4,858)	96,260	8,556	(252)	2,526
Small Cap Growth Fund	—	24,365	4,957	2,964	22,372	1,042	(24)	1,079
Small Cap Value Fund	—	25,482	1,735	(3,635)	20,112	3,113	(64)	696
Sustainable Equity Fund	—	137,984	26,940	10,694	121,738	3,605	(294)	1,580
Inflation-Adjusted Bond Fund	47,172	5,344	11,597	2,453	43,372	3,506	31	1,436
NT Diversified Bond Fund	238,417	55,779	88,334	12,602	218,464	18,752	2,563	5,778
NT High Income Fund	59,221	7,142	10,062	(1,414)	54,887	5,902	(476)	3,545
Short Duration Inflation Protection Bond Fund	—	606	—	16	622	59	—	3
Non-U.S. Intrinsic Value Fund(4)	43,591	9,358	8,578	(7,950)	36,421	4,657	349	2,413
NT Emerging Markets Fund	84,939	6,267	24,721	6,935	73,420	5,883	1,281	2,384
NT Global Real Estate Fund	35,342	4,251	7,658	(1,422)	30,513	3,000	626	1,790
NT International Growth Fund	97,149	4,550	24,717	8,554	85,536	7,034	3,240	2,524
NT International Small-Mid Cap Fund	36,525	2,745	9,897	4,348	33,721	2,930	326	1,169
NT International Value Fund	59,886	6,778	10,960	(1,632)	54,072	6,507	(1,176)	2,817
Emerging Markets Debt Fund	35,516	3,781	6,932	(204)	32,161	3,119	(63)	1,557
Global Bond Fund	95,080	12,927	24,117	(8)	83,882	8,027	336	3,221
International Bond Fund(3)	—	742	—	35	777	56	—	—
U.S. Government Money Market Fund	82,979	11,858	24,431	—	70,406	70,406	—	1,037
NT Core Equity Plus Fund	53,350	1,881	43,961	(11,270)	—	—	8,898	1,881
NT Small Company Fund	46,721	901	46,073	(1,549)	—	—	2,192	474
	$1,740,376	$450,355	$638,625	$(9,503)	$1,542,603	190,357	$55,860	$93,501
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$57,531	$20,262	$18,533	$55,802	1,226	$3,414	—
NT Disciplined Growth Fund	$47,824	1,445	26,907	(3,097)	19,265	1,263	7,567	$1,056
NT Equity Growth Fund	166,620	20,115	84,549	(26,854)	75,332	6,714	18,440	18,830
NT Growth Fund	140,768	18,292	48,739	(1,226)	109,095	5,490	13,263	15,829
NT Heritage Fund	97,585	19,795	25,711	1,469	93,138	6,823	1,879	13,033
NT Large Company Value Fund	188,534	19,959	22,531	(12,895)	173,067	16,609	1,052	9,497
NT Mid Cap Value Fund	119,441	12,611	17,110	(5,835)	109,107	9,698	202	2,739
Small Cap Growth Fund	—	25,539	3,363	3,250	25,426	1,184	13	1,139
Small Cap Value Fund	—	27,065	913	(4,032)	22,120	3,424	(20)	743
Sustainable Equity Fund	—	145,082	18,903	11,672	137,851	4,082	62	1,665
Non-U.S. Intrinsic Value Fund(4)	51,001	12,062	8,240	(10,003)	44,820	5,731	260	2,860
NT Emerging Markets Fund	89,217	8,423	19,389	7,975	86,226	6,909	1,651	2,520
NT Global Real Estate Fund	36,900	4,937	6,402	(1,448)	33,987	3,342	455	1,884
NT International Growth Fund	102,258	4,465	19,863	10,026	96,886	7,968	3,110	2,691
NT International Small-Mid Cap Fund	38,359	2,948	7,358	4,911	38,860	3,376	245	1,238
NT International Value Fund	57,343	7,123	7,148	(2,129)	55,189	6,641	(719)	2,732
Inflation-Adjusted Bond Fund	39,107	4,209	8,308	2,116	37,124	3,001	3	1,212
NT Diversified Bond Fund	197,627	52,986	71,667	10,927	189,873	16,298	2,100	4,902
NT High Income Fund	49,007	6,253	6,802	(1,382)	47,076	5,062	(375)	3,000
Emerging Markets Debt Fund	29,549	3,242	4,894	(212)	27,685	2,685	(73)	1,320
Global Bond Fund	78,887	11,340	17,808	(7)	72,412	6,929	239	2,726
U.S. Government Money Market Fund	37,495	7,699	6,907	—	38,287	38,287	—	501
NT Core Equity Plus Fund	56,044	1,957	42,586	(15,415)	—	—	12,934	1,957
NT Small Company Fund	49,194	1,227	47,966	(2,455)	—	—	3,156	481
	$1,672,760	$476,305	$544,326	$(16,111)	$1,588,628	162,742	$68,858	$94,555
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$53,783	$19,681	$16,948	$51,050	1,121	$2,706	—
NT Disciplined Growth Fund	$34,616	408	25,764	(6,440)	2,820	185	8,026	$136
NT Equity Growth Fund	121,181	14,558	64,488	(16,143)	55,108	4,912	9,795	14,078
NT Growth Fund	102,613	13,461	36,905	1,150	80,319	4,042	7,400	11,823
NT Heritage Fund	70,965	16,071	20,623	2,210	68,623	5,027	215	9,644
NT Large Company Value Fund	137,045	17,592	19,211	(8,582)	126,844	12,173	57	7,072
NT Mid Cap Value Fund	86,917	10,657	14,550	(3,559)	79,465	7,064	(534)	2,020
Small Cap Growth Fund	—	19,151	2,766	2,403	18,788	875	8	839
Small Cap Value Fund	—	20,200	1,106	(2,889)	16,205	2,509	(24)	553
Sustainable Equity Fund	—	108,049	15,194	8,485	101,340	3,001	86	1,246
Non-U.S. Intrinsic Value Fund(4)	40,183	11,202	7,117	(7,979)	36,289	4,641	223	2,293
NT Emerging Markets Fund	64,832	7,510	14,801	5,860	63,401	5,080	1,295	1,888
NT Global Real Estate Fund	26,947	4,302	5,822	(912)	24,515	2,411	374	1,394
NT International Growth Fund	74,137	3,239	14,222	8,215	71,369	5,869	1,486	1,986
NT International Small-Mid Cap Fund	27,796	2,330	5,120	3,653	28,659	2,490	237	914
NT International Value Fund	38,746	4,916	5,156	(1,558)	36,948	4,446	(469)	1,873
Inflation-Adjusted Bond Fund	22,247	2,494	6,190	1,131	19,682	1,591	10	682
NT Diversified Bond Fund	112,298	37,072	49,484	6,001	105,887	9,089	1,327	2,791
NT High Income Fund	27,943	3,395	5,001	(752)	25,585	2,751	(253)	1,695
Emerging Markets Debt Fund	16,770	1,394	3,147	(139)	14,878	1,443	(35)	745
Global Bond Fund	44,664	9,157	13,896	(50)	39,875	3,816	124	1,563
U.S. Government Money Market Fund	—	1,171	—	—	1,171	1,171	—	2
NT Core Equity Plus Fund	40,732	1,451	34,316	(7,867)	—	—	6,044	1,451
NT Small Company Fund	35,677	1,457	37,525	391	—	—	127	394
	$1,126,309	$365,020	$422,085	$(423)	$1,068,821	85,707	$38,225	$67,082
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$35,537	$10,525	$12,346	$37,358	821	$1,398	—
NT Equity Growth Fund	$75,309	11,015	41,856	(8,233)	36,235	3,230	4,221	$8,966
NT Growth Fund	63,697	9,762	21,464	2,800	54,795	2,758	3,193	7,501
NT Heritage Fund	44,046	12,539	11,883	2,635	47,337	3,468	(432)	6,137
NT Large Company Value Fund	85,308	18,254	11,443	(5,297)	86,822	8,332	(121)	4,530
NT Mid Cap Value Fund	54,018	10,174	7,888	(2,059)	54,245	4,822	(486)	1,310
Small Cap Growth Fund	—	12,251	1,110	1,622	12,763	594	(15)	530
Small Cap Value Fund	—	13,482	633	(1,770)	11,079	1,715	(13)	358
Sustainable Equity Fund	—	69,585	6,456	5,680	68,809	2,038	86	788
Non-U.S. Intrinsic Value Fund(4)	25,996	9,697	4,756	(5,286)	25,651	3,280	102	1,501
NT Emerging Markets Fund	40,541	6,990	8,292	4,551	43,790	3,509	388	1,201
NT Global Real Estate Fund	16,894	3,514	3,457	(419)	16,532	1,626	169	888
NT International Growth Fund	46,258	3,648	6,949	6,220	49,177	4,044	100	1,269
NT International Small-Mid Cap Fund	17,424	2,002	2,269	2,662	19,819	1,722	45	582
NT International Value Fund	23,548	3,875	2,573	(1,178)	23,672	2,849	(132)	1,153
Inflation-Adjusted Bond Fund	11,821	2,170	3,547	624	11,068	895	(4)	369
NT Diversified Bond Fund	59,278	25,016	26,135	3,457	61,616	5,289	615	1,526
NT High Income Fund	14,805	2,634	2,767	(391)	14,281	1,536	(149)	925
Emerging Markets Debt Fund	8,828	1,049	1,669	(73)	8,135	789	(23)	402
Global Bond Fund	23,626	7,380	7,495	89	23,600	2,258	(57)	856
NT Core Equity Plus Fund	25,207	1,358	23,720	(2,845)	—	—	1,704	914
NT Disciplined Growth Fund	21,366	406	17,140	(4,632)	—	—	5,365	—
NT Small Company Fund	22,121	1,371	25,001	1,509	—	—	(1,162)	256
	$680,091	$263,709	$249,028	$12,012	$706,784	55,575	$14,792	$41,962
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund(3)	—	$9,117	$1,954	$3,534	$10,697	235	$252	—
NT Equity Growth Fund	$16,327	5,376	10,237	(934)	10,532	939	99	$2,198
NT Growth Fund	13,873	4,385	4,366	1,677	15,569	784	94	1,833
NT Heritage Fund	9,587	4,994	2,204	1,223	13,600	996	(301)	1,493
NT Large Company Value Fund	18,547	10,722	2,437	(1,172)	25,660	2,463	(35)	1,132
NT Mid Cap Value Fund	11,742	6,697	1,794	(372)	16,273	1,446	(144)	332
Small Cap Growth Fund	—	3,310	340	501	3,471	162	(2)	129
Small Cap Value Fund	—	3,844	236	(423)	3,185	493	(5)	91
Sustainable Equity Fund	—	19,622	1,578	1,622	19,666	582	24	196
Non-U.S. Intrinsic Value Fund(4)	5,793	4,223	1,054	(1,304)	7,658	979	(47)	372
NT Emerging Markets Fund	8,827	4,120	2,081	1,669	12,535	1,004	(90)	289
NT Global Real Estate Fund	3,678	2,136	742	21	5,093	501	(6)	216
NT International Growth Fund	10,051	3,320	1,274	1,902	13,999	1,151	(106)	311
NT International Small-Mid Cap Fund	3,791	1,432	699	908	5,432	472	(121)	140
NT International Value Fund	5,001	2,439	584	(193)	6,663	802	(44)	270
Inflation-Adjusted Bond Fund	2,185	1,297	711	155	2,926	237	(6)	82
NT Diversified Bond Fund	10,912	8,304	4,856	831	15,191	1,304	70	320
NT High Income Fund	2,743	1,613	608	(33)	3,715	399	(29)	199
Emerging Markets Debt Fund	1,650	878	393	10	2,145	208	(7)	86
Global Bond Fund	4,363	3,018	1,462	58	5,977	572	(23)	181
NT Core Equity Plus Fund	5,468	693	5,958	(203)	—	—	(52)	212
NT Disciplined Growth Fund	4,645	406	4,589	(462)	—	—	638	—
NT Small Company Fund	4,814	527	5,722	381	—	—	(285)	60
	$143,997	$102,473	$55,879	$9,396	$199,987	15,729	$(126)	$10,142
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2020	$13.23	0.23	0.64	0.87	(0.23)	(0.72)	(0.95)	$13.15	6.67%	0.74%	0.77%	1.80%	1.77%	24%	$607,393
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
I Class
2020	$13.24	0.26	0.62	0.88	(0.25)	(0.72)	(0.97)	$13.15	6.88%	0.54%	0.60%	2.00%	1.94%	24%	$191,356
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(3)	0.00%(3)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(3)	0.00%(3)	1.93%	1.93%	14%	$510,188
A Class
2020	$13.24	0.19	0.63	0.82	(0.19)	(0.72)	(0.91)	$13.15	6.40%	0.99%	1.02%	1.55%	1.52%	24%	$114,462
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$13.18	0.10	0.63	0.73	(0.11)	(0.72)	(0.83)	$13.08	5.65%	1.74%	1.77%	0.80%	0.77%	24%	$3,020
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
R Class
2020	$13.22	0.16	0.63	0.79	(0.16)	(0.72)	(0.88)	$13.13	6.15%	1.24%	1.27%	1.30%	1.27%	24%	$129,338
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
R6 Class
2020	$10.91	0.22	0.52	0.74	(0.27)	(0.72)	(0.99)	$10.66	7.08%	0.39%	0.51%	2.15%	2.03%	24%	$221,796
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(4)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(5)	0.51%(5)	2.49%(5)	2.37%(5)	13%(6)	$236,569

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2020	$12.42	0.23	0.58	0.81	(0.19)	(0.72)	(0.91)	$12.32	6.76%	0.74%	0.77%	1.82%	1.79%	24%	$380,429
2019	$12.76	0.31	0.16	0.47	(0.32)	(0.49)	(0.81)	$12.42	4.51%	0.74%	0.77%	2.61%	2.58%	18%	$546,663
2018	$12.42	0.24	0.47	0.71	(0.22)	(0.15)	(0.37)	$12.76	5.86%	0.75%	0.77%	1.93%	1.91%	15%	$643,714
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
I Class
2020	$12.43	0.25	0.59	0.84	(0.22)	(0.72)	(0.94)	$12.33	6.98%	0.54%	0.60%	2.02%	1.96%	24%	$356,017
2019	$12.77	0.35	0.15	0.50	(0.35)	(0.49)	(0.84)	$12.43	4.72%	0.54%	0.59%	2.81%	2.76%	18%	$456,086
2018	$12.43	0.27	0.47	0.74	(0.25)	(0.15)	(0.40)	$12.77	6.07%	0.55%	0.60%	2.13%	2.08%	15%	$644,463
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(3)	0.00%(3)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(3)	0.00%(3)	1.95%	1.95%	12%	$733,520
A Class
2020	$12.40	0.18	0.60	0.78	(0.16)	(0.72)	(0.88)	$12.30	6.41%	0.99%	1.02%	1.57%	1.54%	24%	$135,026
2019	$12.73	0.29	0.16	0.45	(0.29)	(0.49)	(0.78)	$12.40	4.32%	0.99%	1.02%	2.36%	2.33%	18%	$186,738
2018	$12.40	0.21	0.46	0.67	(0.19)	(0.15)	(0.34)	$12.73	5.52%	1.00%	1.02%	1.68%	1.66%	15%	$278,913
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$12.38	0.09	0.59	0.68	(0.06)	(0.72)	(0.78)	$12.28	5.67%	1.74%	1.77%	0.82%	0.79%	24%	$4,104
2019	$12.71	0.20	0.16	0.36	(0.20)	(0.49)	(0.69)	$12.38	3.52%	1.74%	1.77%	1.61%	1.58%	18%	$5,410
2018	$12.39	0.11	0.47	0.58	(0.11)	(0.15)	(0.26)	$12.71	4.71%	1.75%	1.77%	0.93%	0.91%	15%	$6,774
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
R Class
2020	$12.38	0.15	0.60	0.75	(0.13)	(0.72)	(0.85)	$12.28	6.22%	1.24%	1.27%	1.32%	1.29%	24%	$127,971
2019	$12.72	0.25	0.16	0.41	(0.26)	(0.49)	(0.75)	$12.38	3.98%	1.24%	1.27%	2.11%	2.08%	18%	$137,754
2018	$12.38	0.18	0.47	0.65	(0.16)	(0.15)	(0.31)	$12.72	5.34%	1.25%	1.27%	1.43%	1.41%	15%	$147,873
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
R6 Class
2020	$11.34	0.23	0.55	0.78	(0.24)	(0.72)	(0.96)	$11.16	7.12%	0.39%	0.51%	2.17%	2.05%	24%	$320,148
2019	$11.73	0.33	0.14	0.47	(0.37)	(0.49)	(0.86)	$11.34	4.89%	0.39%	0.52%	2.96%	2.83%	18%	$334,405
2018(4)	$11.44	0.23	0.21	0.44	(0.14)	(0.01)	(0.15)	$11.73	3.85%	0.39%(5)	0.52%(5)	2.53%(5)	2.40%(5)	15%(6)	$309,661

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2020	$14.78	0.26	0.75	1.01	(0.22)	(0.87)	(1.09)	$14.70	6.99%	0.76%	0.80%	1.82%	1.78%	26%	$867,457
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
I Class
2020	$14.80	0.30	0.74	1.04	(0.25)	(0.87)	(1.12)	$14.72	7.13%	0.56%	0.62%	2.02%	1.96%	26%	$512,042
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(3)	0.00%(3)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(3)	0.00%(3)	2.01%	2.01%	11%	$884,534
A Class
2020	$14.76	0.22	0.75	0.97	(0.18)	(0.87)	(1.05)	$14.68	6.72%	1.01%	1.05%	1.57%	1.53%	26%	$231,738
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$14.73	0.11	0.75	0.86	(0.07)	(0.87)	(0.94)	$14.65	5.90%	1.76%	1.80%	0.82%	0.78%	26%	$4,332
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
R Class
2020	$14.74	0.18	0.75	0.93	(0.14)	(0.87)	(1.01)	$14.66	6.45%	1.26%	1.30%	1.32%	1.28%	26%	$211,271
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
R6 Class
2020	$11.53	0.24	0.58	0.82	(0.28)	(0.87)	(1.15)	$11.20	7.29%	0.41%	0.53%	2.17%	2.05%	26%	$526,937
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(4)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(5)	0.53%(5)	2.53%(5)	2.41%(5)	14%(6)	$426,813

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2020	$12.90	0.24	0.70	0.94	(0.20)	(0.75)	(0.95)	$12.89	7.47%	0.78%	0.83%	1.86%	1.81%	27%	$503,229
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
I Class
2020	$12.90	0.26	0.71	0.97	(0.23)	(0.75)	(0.98)	$12.89	7.69%	0.58%	0.64%	2.06%	2.00%	27%	$524,709
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(3)	0.00%(3)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(3)	0.00%(3)	2.03%	2.03%	10%	$763,858
A Class
2020	$12.86	0.19	0.72	0.91	(0.17)	(0.75)	(0.92)	$12.85	7.21%	1.03%	1.08%	1.61%	1.56%	27%	$218,597
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$12.84	0.10	0.71	0.81	(0.07)	(0.75)	(0.82)	$12.83	6.38%	1.78%	1.83%	0.86%	0.81%	27%	$3,540
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
R Class
2020	$12.85	0.16	0.72	0.88	(0.14)	(0.75)	(0.89)	$12.84	6.93%	1.28%	1.33%	1.36%	1.31%	27%	$245,796
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
R6 Class
2020	$11.85	0.25	0.65	0.90	(0.25)	(0.75)	(1.00)	$11.75	7.79%	0.43%	0.55%	2.21%	2.09%	27%	$503,360
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(4)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(5)	0.56%(5)	2.55%(5)	2.42%(5)	16%(6)	$408,745

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Ratio was less than 0.005%.
(4)October 23, 2017 (commencement of sale) through July 31, 2018.
(5)Annualized.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2020	$16.12	0.28	0.97	1.25	(0.24)	(1.04)	(1.28)	$16.09	7.91%	0.81%	0.85%	1.81%	1.77%	27%	$719,718
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(3)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
I Class
2020	$16.15	0.32	0.96	1.28	(0.27)	(1.04)	(1.31)	$16.12	8.12%	0.61%	0.67%	2.01%	1.95%	27%	$520,022
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(4)	0.00%(4)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(3)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(4)	0.00%(4)	2.06%	2.06%	8%	$726,622
A Class
2020	$16.11	0.24	0.96	1.20	(0.20)	(1.04)	(1.24)	$16.07	7.57%	1.06%	1.10%	1.56%	1.52%	27%	$234,875
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(3)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$16.04	0.12	0.95	1.07	(0.07)	(1.04)	(1.11)	$16.00	6.76%	1.81%	1.85%	0.81%	0.77%	27%	$3,226
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(3)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
R Class
2020	$16.09	0.20	0.95	1.15	(0.15)	(1.04)	(1.19)	$16.05	7.29%	1.31%	1.35%	1.31%	1.27%	27%	$241,416
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(3)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
R6 Class
2020	$11.84	0.24	0.70	0.94	(0.30)	(1.04)	(1.34)	$11.44	8.18%	0.46%	0.57%	2.16%	2.05%	27%	$480,172
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(5)	$12.12	0.24	0.38	0.62	(0.20)	—(6)	(0.20)	$12.54	5.17%	0.46%(7)	0.58%(7)	2.48%(7)	2.36%(7)	16%(8)	$359,623

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(4)Ratio was less than 0.005%.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Per-share amount was less than $0.005.
(7)Annualized.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2020	$13.50	0.24	0.84	1.08	(0.21)	(0.90)	(1.11)	$13.47	8.19%	0.83%	0.88%	1.78%	1.73%	28%	$389,734
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(3)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
I Class
2020	$13.51	0.26	0.85	1.11	(0.23)	(0.90)	(1.13)	$13.49	8.42%	0.63%	0.70%	1.98%	1.91%	28%	$382,370
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(4)	0.00%(4)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(3)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(4)	0.00%(4)	2.06%	2.06%	8%	$585,381
A Class
2020	$13.48	0.19	0.85	1.04	(0.17)	(0.90)	(1.07)	$13.45	7.92%	1.08%	1.13%	1.53%	1.48%	28%	$165,350
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(3)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$13.42	0.10	0.83	0.93	(0.06)	(0.90)	(0.96)	$13.39	7.11%	1.83%	1.88%	0.78%	0.73%	28%	$1,605
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(3)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
R Class
2020	$13.46	0.16	0.84	1.00	(0.13)	(0.90)	(1.03)	$13.43	7.65%	1.33%	1.38%	1.28%	1.23%	28%	$207,548
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(3)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
R6 Class
2020	$12.18	0.24	0.77	1.01	(0.26)	(0.90)	(1.16)	$12.03	8.54%	0.48%	0.60%	2.13%	2.01%	28%	$395,998
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(5)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(6)	0.60%(6)	2.44%(6)	2.32%(6)	17%(7)	$327,587

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(4)Ratio was less than 0.005%.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Annualized.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2020	$16.93	0.28	1.14	1.42	(0.23)	(1.26)	(1.49)	$16.86	8.59%	0.86%	0.91%	1.69%	1.64%	30%	$505,365
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(3)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
I Class
2020	$16.96	0.31	1.16	1.47	(0.27)	(1.26)	(1.53)	$16.90	8.80%	0.66%	0.72%	1.89%	1.83%	30%	$350,086
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(4)	0.00%(4)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(3)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(4)	0.00%(4)	2.08%	2.08%	7%	$563,161
A Class
2020	$16.90	0.23	1.14	1.37	(0.18)	(1.26)	(1.44)	$16.83	8.31%	1.11%	1.16%	1.44%	1.39%	30%	$159,638
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(3)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$16.83	0.12	1.12	1.24	(0.05)	(1.26)	(1.31)	$16.76	7.49%	1.86%	1.91%	0.69%	0.64%	30%	$2,100
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(3)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
R Class
2020	$16.89	0.19	1.15	1.34	(0.14)	(1.26)	(1.40)	$16.83	8.03%	1.36%	1.41%	1.19%	1.14%	30%	$197,275
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(3)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
R6 Class
2020	$12.01	0.22	0.82	1.04	(0.29)	(1.26)	(1.55)	$11.50	9.01%	0.51%	0.61%	2.04%	1.94%	30%	$374,167
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(5)	$12.48	0.23	0.55	0.78	(0.23)	—(6)	(0.23)	$13.03	6.29%	0.51%(7)	0.61%(7)	2.35%(7)	2.25%(7)	16%(8)	$269,683

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(4)Ratio was less than 0.005%.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Per-share amount was less than $0.005.
(7)Annualized.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2020	$13.87	0.23	0.98	1.21	(0.20)	(0.98)	(1.18)	$13.90	8.91%	0.88%	0.93%	1.66%	1.61%	34%	$259,196
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(3)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
I Class
2020	$13.90	0.26	0.98	1.24	(0.23)	(0.98)	(1.21)	$13.93	9.13%	0.68%	0.74%	1.86%	1.80%	34%	$257,140
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(4)	0.00%(4)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(3)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(4)	0.00%(4)	2.05%	2.05%	7%	$365,225
A Class
2020	$13.85	0.18	0.99	1.17	(0.16)	(0.98)	(1.14)	$13.88	8.64%	1.13%	1.18%	1.41%	1.36%	34%	$103,188
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(3)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$13.80	0.08	0.98	1.06	(0.05)	(0.98)	(1.03)	$13.83	7.82%	1.88%	1.93%	0.66%	0.61%	34%	$1,400
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(3)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
R Class
2020	$13.84	0.14	0.99	1.13	(0.12)	(0.98)	(1.10)	$13.87	8.36%	1.38%	1.43%	1.16%	1.11%	34%	$145,300
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(3)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
R6 Class
2020	$12.53	0.23	0.90	1.13	(0.25)	(0.98)	(1.23)	$12.43	9.27%	0.53%	0.63%	2.01%	1.91%	34%	$302,601
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(5)	$12.59	0.23	0.59	0.82	(0.19)	—(6)	(0.19)	$13.22	6.61%	0.53%(7)	0.63%(7)	2.28%(7)	2.18%(7)	21%(8)	$221,191

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(4)Ratio was less than 0.005%.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Per-share amount was less than $0.005.
(7)Annualized.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2020	$15.02	0.25	1.08	1.33	(0.21)	(0.93)	(1.14)	$15.21	9.03%	0.88%	0.94%	1.61%	1.55%	40%	$148,797
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(3)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
I Class
2020	$15.03	0.26	1.10	1.36	(0.24)	(0.93)	(1.17)	$15.22	9.25%	0.68%	0.75%	1.81%	1.74%	40%	$200,296
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(3)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(4)	0.00%(4)	0.98%	0.98%	6%	$162,255
A Class
2020	$14.99	0.19	1.09	1.28	(0.17)	(0.93)	(1.10)	$15.17	8.69%	1.13%	1.19%	1.36%	1.30%	40%	$69,721
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(3)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$14.87	0.09	1.08	1.17	(0.05)	(0.93)	(0.98)	$15.06	7.90%	1.88%	1.94%	0.61%	0.55%	40%	$961
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(3)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
R Class
2020	$14.98	0.15	1.10	1.25	(0.13)	(0.93)	(1.06)	$15.17	8.48%	1.38%	1.44%	1.11%	1.05%	40%	$93,577
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(3)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
R6 Class
2020	$12.91	0.23	0.94	1.17	(0.26)	(0.93)	(1.19)	$12.89	9.34%	0.53%	0.64%	1.96%	1.85%	40%	$193,435
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(5)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(6)	0.64%(6)	2.22%(6)	2.11%(6)	18%(7)	$120,777

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(4)Ratio was less than 0.005%.
(5)October 23, 2017 (commencement of sale) through July 31, 2018.
(6)Annualized.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2020	$13.06	0.21	0.95	1.16	(0.19)	(0.57)	(0.76)	$13.46	8.94%	0.88%	0.95%	1.53%	1.46%	34%	$38,347
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(3)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(4)	0.20%(4)	0.88%(4)	0.88%(4)	13%	$1,305
I Class
2020	$13.08	0.22	0.95	1.17	(0.21)	(0.57)	(0.78)	$13.47	9.07%	0.68%	0.75%	1.73%	1.66%	34%	$55,590
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(3)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(4)(5)	0.00%(4)(5)	1.08%(4)	1.08%(4)	13%	$2,443
A Class
2020	$13.04	0.16	0.95	1.11	(0.15)	(0.57)	(0.72)	$13.43	8.59%	1.13%	1.20%	1.28%	1.21%	34%	$10,488
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(3)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(4)	0.45%(4)	0.63%(4)	0.63%(4)	13%	$2,143

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020	$12.92	0.07	0.93	1.00	(0.04)	(0.57)	(0.61)	$13.31	7.83%	1.88%	1.95%	0.53%	0.46%	34%	$213
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(3)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(4)	1.20%(4)	(0.12)%(4)	(0.12)%(4)	13%	$28
R Class
2020	$13.02	0.12	0.96	1.08	(0.12)	(0.57)	(0.69)	$13.41	8.32%	1.38%	1.45%	1.03%	0.96%	34%	$34,558
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(3)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(4)	0.70%(4)	0.38%(4)	0.38%(4)	13%	$605
R6 Class
2020	$13.12	0.23	0.97	1.20	(0.23)	(0.57)	(0.80)	$13.52	9.29%	0.53%	0.64%	1.88%	1.77%	34%	$60,786
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(6)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(7)	$20,862

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)September 30, 2015 (fund inception) through July 31, 2016.
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)October 23, 2017 (commencement of sale) through July 31, 2018.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of One Choice® In Retirement Portfolio, One Choice® 2020 Portfolio, One Choice® 2025 Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, and One Choice® 2060 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), including the schedules of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2020, 2019, 2018, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (as to One Choice® 2060 Portfolio, for the years ended July 31, 2020, 2019, 2018, 2017, and for the period September 30, 2015 (commencement of operations) through July 31, 2016), in conformity with accounting principles generally accepted in the United Stated of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Kansas City, Missouri
September 16, 2020

We have served as the auditor of one or more American Century investment companies since 1997.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas W. Bunn (1953)	Director	Since 2017	Retired	63	SquareTwo Financial; Barings (formerly Babson Capital Funds Trust) (2013 to 2016)
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	63	None
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	63	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to Present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	63	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	63	MGP Ingredients, Inc.
Jan M. Lewis (1957)	Director	Since 2011	Retired	63	None
John R. Whitten (1946)	Director	Since 2008	Retired	63	Onto Innovation Inc. (2019 to 2020); Rudolph Technologies, Inc. (2006 to 2019)
Stephen E. Yates (1948)	Director and Chairman of the Board	Since 2012 (Chairman since 2018)	Retired	82	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None

The Statement of Additional Information has additional information about the funds' directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “program”). The Funds' Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Funds' liquidity risk, which is the risk that the Funds could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Funds. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Funds for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Funds were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Funds' liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The funds’ Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2020.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2020 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$6,387,878	$6,882,285	$12,290,383	$11,147,983	$12,652,834

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$9,589,251	$10,208,773	$7,467,624	$4,792,103	$1,199,345

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended July 31, 2020.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$92,305,683	$102,401,090	$166,651,137	$140,675,697	$168,154,277

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$126,219,298	$139,351,160	$89,764,615	$48,338,413	$7,796,401

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2020.

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$2,578,623	$1,270,077	$4,044,808	$1,401,311	$2,355,020

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$2,020,114	$2,770,400	$1,909,694	$1,205,366	$167,168

For the fiscal year ended July 31, 2020, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$291,316	$0.0029	$4,648,346	$0.0463
One Choice 2020 Portfolio	$322,905	$0.0029	$5,136,177	$0.0466
One Choice 2025 Portfolio	$656,418	$0.0038	$9,885,567	$0.0577
One Choice 2030 Portfolio	$689,104	$0.0043	$9,931,920	$0.0625
One Choice 2035 Portfolio	$886,745	$0.0060	$12,338,557	$0.0829
One Choice 2040 Portfolio	$763,260	$0.0065	$10,435,103	$0.0884
One Choice 2045 Portfolio	$818,665	$0.0078	$11,034,568	$0.1055
One Choice 2050 Portfolio	$615,049	$0.0077	$8,183,865	$0.1030
One Choice 2055 Portfolio	$392,648	$0.0081	$5,201,286	$0.1066
One Choice 2060 Portfolio	$95,044	$0.0064	$1,255,176	$0.0845

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
$13,908,191	$15,198,262	$21,044,373	$18,313,385	$19,030,678

One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
$17,277,686	$15,677,764	$12,492,978	$6,255,245	$1,068,820

Notes

Notes

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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2009

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) John R. Whitten, Thomas Bunn, Chris H. Cheesman and Lynn M. Jenkins are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2019: $149,850
FY 2020: $144,850

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2019: $119,500
FY 2020: $0

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 22, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 22, 2020